UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                     Investment Company Act file number 811-4108

                           OPPENHEIMER HIGH INCOME FUND/VA
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                                   (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                              (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

                                      Date of fiscal year end:  DECEMBER 31
                                                                -----------

          Date of reporting period: JANUARY 1, 2003 - DECEMBER 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------



MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. During the Fund's 12-month period that ended December 31, 2003, Oppenheimer High Income Fund/VA benefited most from its investments in lower-rated securities related to the telecommunications and cable industries. For instance, the largest position in the portfolio--and the biggest contributor to total return--was Charter Communications, a provider of broadband services (e.g., digital cable, high-speed internet access and video on demand). Also making major contributions were SBA Communications Corp. and Crown Castle International Corp., companies that build and operate towers for wireless communications antennas.
   One major reason we selected these and other companies was their focus on deleveraging - that is, on reducing debt levels. Through deleveraging, the companies have positioned themselves so that even relatively small increases in sales may have a larger, more positive effect on profitability. Due to our emphasis on deleveraging, the portfolio increased its holdings in securities from telecommunications and cable companies but also included securities from a wide range of other industries, from automotive parts suppliers and steel manufacturers, to clothing, specialty chemicals companies and utilities.
   In fact, utilities investments that the Fund initiated or augmented in January 2003 helped boost performance very early in the period. Following a prolonged period when utilities companies had difficulty securing financing, lenders eased credit restrictions. The outlook for the energy-generation industry brightened, triggering advances for the Fund's holdings of Tennessee Gas Pipeline Co. and Dynegy Holdings, Inc.
   There were some holdings that detracted from performance over the period. We were disappointed with our investments in AK Steel Corp. and Levi Strauss & Co. We did not accurately assess the degree to which foreign competition was hurting AK Steel and were unpleasantly surprised by its weak September-quarter earnings. We also discovered that the company understated the amount of its unfunded pension liabilities. Even thorough research was no protection against this intentional obfuscation.
   As for Levi Strauss, their earnings fell short of expectations. We've maintained our position, for two reasons. First, "Levi's" is a strong retail brand name and has continued to give the company underlying value. Second, we suspect the owners of this privately held company are highly motivated to make its coupon payments; if not, they could lose control.
COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each share class of the Fund held until December 31, 2003. In the case of Non-Service, performance is measured over a ten-year period. In the case of Service shares, performance is measured from inception of the class on September 18, 2001. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.
   The Fund's performance is compared to the performance of the Merrill Lynch High Yield Master Index, an unmanaged index of U.S. corporate and government bonds that is a measure of the performance of the high-yield corporate bond market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.



                       3 | OPPENHEIMER HIGH INCOME FUND/VA

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------



NON-SERVICE SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
    Oppenheimer High Income Fund/VA (Non-Service)
    Merrill Lynch High Yield Master Index

[LINE GRAPH]
                  Oppenheimer High Income         Merrill Lynch High Yield
                  Fund/VA (Non-Service)           Master Index
12/31/1993        $10,000                         $10,000
03/31/1994          9,812                           9,815
06/30/1994          9,839                           9,701
09/30/1994          9,934                           9,834
12/31/1994          9,682                           9,884
03/31/1995         10,109                          10,480
06/30/1995         10,757                          11,145
09/30/1995         11,162                          11,470
12/31/1995         11,654                          11,852
03/31/1996         12,083                          12,024
06/30/1996         12,388                          12,189
09/30/1996         12,911                          12,665
12/31/1996         13,432                          13,163
03/31/1997         13,487                          13,301
06/30/1997         14,067                          13,932
09/30/1997         14,841                          14,477
12/31/1997         15,073                          14,851
03/31/1998         15,667                          15,265
06/30/1998         15,791                          15,520
09/30/1998         14,666                          14,965
12/31/1998         15,119                          15,395
03/31/1999         15,649                          15,561
06/30/1999         15,693                          15,666
09/30/1999         15,517                          15,470
12/31/1999         15,767                          15,637
03/31/2000         15,554                          15,355
06/30/2000         15,668                          15,451
09/30/2000         15,865                          15,661
12/31/2000         15,177                          15,044
03/31/2001         15,820                          15,979
06/30/2001         15,476                          15,776
09/30/2001         14,588                          15,139
12/31/2001         15,476                          15,978
03/31/2002         15,568                          16,290
06/30/2002         14,924                          15,290
09/30/2002         14,381                          14,807
12/31/2002         15,105                          15,795
03/31/2003         15,919                          16,885
06/30/2003         17,333                          18,518
09/30/2003         17,789                          18,986
12/31/2003         18,724                          20,095

AVERAGE ANNUAL TOTAL RETURNS OF NON-SERVICE SHARES OF THE FUND AT 12/31/03
1-Year 23.96%   5-Year 4.37%   10-Year 6.47%   Inception Date 4/30/86

SERVICE SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
    Oppenheimer High Income Fund/VA (Service)
    Merrill Lynch High Yield Master Index

[LINE GRAPH]

                   Oppenheimer High Income        Merrill Lynch High Yield
                   Fund/VA (Service Shares)       Master Index
09/18/2001         $10,000                        $10,000
09/30/2001           9,583                         10,000
12/31/2001          10,167                         10,554
03/31/2002          10,225                         10,761
06/30/2002           9,789                         10,100
09/30/2002           9,432                          9,781
12/31/2002           9,895                         10,433
03/31/2003          10,436                         11,153
06/30/2003          11,350                         12,232
09/30/2003          11,649                         12,541
12/31/2003          12,249                         13,274

AVERAGE ANNUAL TOTAL RETURNS OF SERVICE SHARES OF THE FUND AT 12/31/03
1-Year 23.79%   Since Inception 9.28%   Inception Date 9/18/01

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULT. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR MORE CURRENT PERFORMANCE DATA, CALL US AT 1.800.981.2871. THE FUND'S TOTAL RETURNS SHOULD NOT BE EXPECTED TO BE THE SAME AS THE RETURNS OF OTHER FUNDS, WHETHER OR NOT BOTH FUNDS HAVE THE SAME PORTFOLIO MANAGERS AND/OR SIMILAR NAMES.
INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR OR CALLING US AT 1.800.981.2871. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.
GRAPHS ARE NOT DRAWN TO SAME SCALE. AN EXPLANATION OF THE CALCULATION OF THE PERFORMANCE IS IN THE STATEMENT OF ADDITIONAL INFORMATION.





                       4 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  DECEMBER 31, 2003
----------------------------------------------------------------


                                      PRINCIPAL    MARKET VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
ASSET-BACKED SECURITIES--0.1%
Consumer Credit Reference
Index Securities Program, Credit
Card Asset-Backed Certificates,
Series 2002-B, Cl. FX, 10.421%,
3/22/07 1 (Cost $497,606)            $  500,000   $     526,130

----------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--1.2%
Asset Securitization Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1996-D2,
Cl. A3, 7.515%, 2/14/29 2             3,000,000       3,156,246
----------------------------------------------------------------
First Chicago/Lennar Trust 1,
Commercial Mtg. Pass-Through
Certificates:
Series 1997-CHL1, Cl. D,
7.96%, 4/29/39 1,2                      300,000         299,813
Series 1997-CHL1, Cl. E,
7.96%, 4/29/39 1,2                    1,500,000       1,216,875
----------------------------------------------------------------
Morgan Stanley Capital I, Inc.,
Commercial Mtg. Pass-Through
Certificates, Series 1997-RR,
Cl. D, 7.709%, 4/30/39 2,3            2,150,116       2,016,793
----------------------------------------------------------------
Salomon Brothers Mortgage
Securities VII, Inc., Commercial
Mtg. Pass-Through Certificates,
Series 1996-B, Cl. 1,
6.865%, 4/25/26 1,2                     255,525         222,147
                                                  --------------
Total Mortgage-Backed
Obligations (Cost $6,655,477)                         6,911,874

----------------------------------------------------------------
LOAN PARTICIPATIONS--0.0%
Telergy, Inc., Sr. Sec. Credit Facilities
Term Loan Participation Nts.,
Tranche A, 11.111%, 1/1/02 1,4,5
(Cost $966,644)                         986,362              --

----------------------------------------------------------------
CORPORATE BONDS AND NOTES--74.3%
----------------------------------------------------------------
CONSUMER DISCRETIONARY--21.9%
----------------------------------------------------------------
AUTO COMPONENTS--2.3%
Collins & Aikman
Floorcoverings, Inc.,
9.75% Sr. Sub. Nts.,
Series B, 2/15/10                       800,000         860,000
----------------------------------------------------------------
Collins & Aikman Products Co.,
10.75% Sr. Nts., 12/31/11               500,000         493,750
----------------------------------------------------------------
Dana Corp.:
9% Unsec. Nts., 8/15/11               1,480,000       1,790,800
10.125% Nts., 3/15/10                   500,000         585,000
----------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12    1,000,000       1,070,000
9% Sr. Sub. Nts., Series B,
5/1/09 [EUR]                            100,000         122,982
9% Sr. Unsec. Sub. Nts., Series D,
5/1/09                                  200,000         201,000
----------------------------------------------------------------
Eagle-Picher, Inc.,
9.75% Sr. Nts., 9/1/13 3              1,200,000       1,302,000





                                      PRINCIPAL    MARKET VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
AUTO COMPONENTS Continued
Keystone Automotive Operations,
Inc., 9.75% Sr.
Sub. Nts., 11/1/13 3                $   200,000   $     216,000
----------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts.,
Series B, 5/15/09                     1,300,000       1,535,625
----------------------------------------------------------------
Metaldyne Corp.:
10% Sr. Nts., 11/1/13 3                 500,000         507,500
11% Sr. Sub. Nts., 6/15/12              750,000         693,750
----------------------------------------------------------------
Stoneridge, Inc., 11.50%
Sr. Nts., 5/1/12                      1,400,000       1,659,000
----------------------------------------------------------------
Tenneco Automotive, Inc.,
10.25% Sr. Sec. Nts.,
Series B, 7/15/13                       900,000       1,028,250
----------------------------------------------------------------
United Components, Inc.,
9.375% Sr. Sub. Nts., 6/15/13           400,000         439,000
                                                  --------------
                                                     12,504,657

----------------------------------------------------------------
AUTOMOBILES--0.5%
DirecTV Holdings LLC/DirecTV
Financing Co., Inc., 8.375%
Sr. Unsec. Nts., 3/15/13              2,300,000       2,679,500
----------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--5.6%
Apcoa, Inc., 9.25% Sr. Unsec.
Sub. Nts., 3/15/08 1                    940,000         343,100
----------------------------------------------------------------
Aztar Corp., 9% Sr.
Unsec. Sub. Nts., 8/15/11               450,000         496,125
----------------------------------------------------------------
Boca Resorts, Inc., 9.875%
Sr. Sub. Nts., 4/15/09                  800,000         856,000
----------------------------------------------------------------
Boyd Gaming Corp., 8.75%
Sr. Sub. Nts., 4/15/12                  800,000         882,000
----------------------------------------------------------------
Capital Gaming International, Inc.,
11.50% Promissory Nts., 8/1/1995 1,4,5    9,500              --
----------------------------------------------------------------
Coast Hotels & Casinos, Inc.,
9.50% Sr. Unsec. Sub. Nts., 4/1/09    1,100,000       1,168,750
----------------------------------------------------------------
Dominos, Inc., 8.25%
Sr. Sub. Nts., 7/1/11 3                 800,000         861,000
----------------------------------------------------------------
Gaylord Entertainment Co.,
8% Sr. Nts., 11/15/13 3                 700,000         742,000
----------------------------------------------------------------
Herbst Gaming, Inc.,
10.75% Sr. Sec. Nts., 9/1/08 1          250,000         282,500
----------------------------------------------------------------
Hilton Hotels Corp.:
7.625% Nts., 5/15/08                    700,000         782,250
7.625% Nts., 12/1/12                    500,000         564,375
----------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr.
Unsec. Sub. Nts., Series B, 2/15/07   1,000,000       1,040,000
----------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Nts.,
10/15/13 3                              917,000         958,265
----------------------------------------------------------------
Isle of Capri Casinos, Inc., 9%
Sr. Sub. Nts., 3/15/12                  600,000         670,500
----------------------------------------------------------------
John Q. Hammons Hotels, Inc.,
8.875% Sr. Nts., Series B, 5/15/12      900,000         996,750
----------------------------------------------------------------
Jupiters Ltd., 8.50%
Sr. Unsec. Nts., 3/1/06 1             1,000,000       1,095,000




                       5 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  CONTINUED
----------------------------------------------------------------

                                      PRINCIPAL    MARKET VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Mandalay Resort Group, 10.25%
Sr. Unsec. Sub. Nts.,
Series B, 8/1/07                    $   800,000   $     928,000
----------------------------------------------------------------
MGM Mirage, Inc.:
8.375% Sr. Unsec. Sub. Nts., 2/1/11   1,700,000       1,933,750
9.75% Sr. Unsec. Sub. Nts., 6/1/07      500,000         572,500
----------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.375% Sr. Sub. Nts., 7/15/09           800,000         830,000
8% Sr. Sub. Nts., 4/1/12                700,000         761,250
8.375% Sr. Sub. Nts., 7/1/11 1        1,200,000       1,314,000
----------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10         1,500,000       1,668,750
9.375% Sr. Unsec. Sub. Nts., 2/15/07    500,000         567,500
----------------------------------------------------------------
Penn National Gaming, Inc., 8.875%
Sr. Sub. Nts., 3/15/10 1                600,000         654,000
----------------------------------------------------------------
Prime Hospitality Corp., 8.375% Sr.
Sub. Nts., 5/1/12                       400,000         415,000
----------------------------------------------------------------
River Rock Entertainment LLC,
9.75% Sr. Nts., 11/1/11 3               600,000         648,000
----------------------------------------------------------------
Royal Caribbean Cruises Ltd.:
8% Sr. Unsec. Nts., 5/15/10             200,000         219,000
8.75% Sr. Unsub. Nts., 2/2/11           600,000         681,000
----------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Nts., 2/1/10                 400,000         412,500
9.75% Sr. Nts., 4/15/13               1,500,000       1,586,250
----------------------------------------------------------------
Starwood Hotels & Resorts
Worldwide, Inc.,
7.875% Sr. Nts., 5/1/12               1,500,000       1,695,000
----------------------------------------------------------------
Sun International Hotels Ltd.,
8.875% Sr. Unsec. Sub. Nts., 8/15/11  1,000,000       1,097,500
----------------------------------------------------------------
Trump Casino Holdings LLC/Trump
Casino Funding, Inc., 11.625%
Sr. Sec. Nts., 3/15/10                  600,000         577,500
----------------------------------------------------------------
Universal City Development
Partners Ltd., 11.75% Sr. Nts.,
4/1/10 3                              1,000,000       1,175,000
----------------------------------------------------------------
Vail Resorts, Inc., 8.75%
Sr. Unsec. Sub. Nts., 5/15/09           700,000         742,000
----------------------------------------------------------------
Venetian Casino Resort LLC/
Las Vegas Sands, Inc., 11%
Sec. Nts., 6/15/10                      850,000         990,250
                                                  --------------
                                                     31,207,365

----------------------------------------------------------------
HOUSEHOLD DURABLES--1.8%
Beazer Homes USA, Inc., 8.375%
Sr. Nts., 4/15/12                       500,000         553,750
----------------------------------------------------------------
Blount, Inc., 13% Sr. Sub.
Nts., 8/1/09                            650,000         703,625
----------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts.,
9/15/10                                 300,000         358,500
----------------------------------------------------------------
K. Hovnanian Enterprises, Inc.,
8.875% Sr. Sub. Nts., 4/1/12            800,000         884,000
----------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08          150,000         168,750
9.50% Sr. Unsec. Sub. Nts., 2/15/11     350,000         392,000


                                      PRINCIPAL    MARKET VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
HOUSEHOLD DURABLES Continued
Meritage Corp., 9.75%
Sr. Unsec. Nts., 6/1/11             $ 1,200,000   $   1,347,000
----------------------------------------------------------------
Norcraft Cos. LP, 9%
Sr. Sub. Nts., 11/1/11 3                300,000         325,500
----------------------------------------------------------------
Salton, Inc., 10.75% Sr. Unsec.
Sub. Nts., 12/15/05                     500,000         512,500
----------------------------------------------------------------
Standard Pacific Corp., 9.25%
Sr. Sub. Nts., 4/15/12                  700,000         784,000
----------------------------------------------------------------
Toll Corp., 8.25%
Sr. Sub. Nts., 12/1/11                  500,000         554,375
----------------------------------------------------------------
WCI Communities, Inc.:
9.125% Sr. Sub. Nts., 5/1/12            800,000         884,000
10.625% Sr. Unsec. Sub. Nts., 2/15/11   600,000         681,000
----------------------------------------------------------------
William Lyon Homes, Inc.,
10.75% Sr. Nts., 4/1/13                 800,000         914,000
----------------------------------------------------------------
Williams Scotsman, Inc.,
9.875% Sr. Unsec. Nts., 6/1/07        1,000,000       1,017,500
                                                  --------------
                                                     10,080,500

----------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Remington Arms Co., Inc.,
10.50% Sr. Unsec. Nts., 2/1/11          800,000         856,000
----------------------------------------------------------------
MEDIA--9.3%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 4,5      360,000         331,200
8.125% Sr. Nts., Series B,
7/15/03 4,5                           1,000,000         930,000
8.375% Sr. Nts., Series B,
2/1/08 4,5                            1,000,000         937,500
10.875% Sr. Unsec. Nts.,
10/1/10 4,5                           1,000,000         940,000
----------------------------------------------------------------
Allbritton Communications Co.,
7.75% Sr. Unsec. Sub. Nts., 12/15/12    700,000         729,750
----------------------------------------------------------------
AMC Entertainment, Inc., 9.50%
Sr. Unsec. Sub. Nts., 2/1/11          2,200,000       2,321,000
----------------------------------------------------------------
American Media Operations, Inc.,
8.875% Sr. Unsec. Sub. Nts., 1/15/11    600,000         654,000
----------------------------------------------------------------
Block Communications, Inc.,
9.25% Sr. Sub. Nts., 4/15/09            600,000         648,000
----------------------------------------------------------------
British Sky Broadcasting Group plc,
8.20% Sr. Unsec. Nts., 7/15/09          700,000         834,495
----------------------------------------------------------------
CanWest Media, Inc., 7.625%
Sr. Unsec. Sub. Nts., Cl. B, 4/15/13    300,000         330,000
----------------------------------------------------------------
Carmike Cinemas, Inc., 10.375%
Gtd. Sr. Sub. Nts., Series B, 2/1/09  1,250,000       1,318,750
----------------------------------------------------------------
CBD Media LLC/CBD Finance, Inc.,
8.625% Sr. Sub. Nts., 6/1/11 3          200,000         221,000
----------------------------------------------------------------
Charter Communications Holdings II,
10.25% Sr. Unsec. Nts., 9/15/10 3     1,600,000       1,688,000
----------------------------------------------------------------
Charter Communications Holdings
LLC/Charter Communications
Holdings Capital Corp.:
0%/11.75% Sr. Unsec. Sub.
Disc. Nts., 5/15/11 6                 1,500,000       1,012,500



                       6 | OPPENHEIMER HIGH INCOME FUND/VA

                                      PRINCIPAL    MARKET VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
MEDIA Continued
Charter Communications Holdings
LLC/Charter Communications
Holdings Capital Corp.: Continued
0%/9.92% Sr. Unsec.
Disc. Nts., 4/1/11 6                $ 3,200,000   $   2,752,000
8.625% Sr. Unsec. Nts., 4/1/09        3,500,000       3,071,250
10% Sr. Nts., 4/1/09                    500,000         447,500
11.125% Sr. Unsec. Nts., 1/15/11        600,000         553,500
----------------------------------------------------------------
Cinemark USA, Inc., 9%
Sr. Unsec. Sub. Nts., 2/1/13            800,000         904,000
----------------------------------------------------------------
Corus Entertainment, Inc.,
8.75% Sr. Sub. Nts., 3/1/12             800,000         884,000
----------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr.
Unsec. Unsub. Nts., Series B, 4/1/11  2,800,000       2,961,000
----------------------------------------------------------------
Diva Systems Corp., 12.625% Sr.
Unsec. Disc. Nts., Series B,
3/1/08 1,4,5                            500,000          32,500
----------------------------------------------------------------
EchoStar DBS Corp.:
9.125% Sr. Nts., 1/15/09                195,000         219,131
9.375% Sr. Unsec. Nts., 2/1/09          450,000         473,063
10.375% Sr. Unsec. Nts., 10/1/07      3,000,000       3,303,750
----------------------------------------------------------------
Emmis Communications Corp.:
0%/12.50% Sr. Unsec. Disc. Nts.,
3/15/11 6                               500,000         465,625
8.125% Sr. Unsec. Sub. Nts.,
Series B, 3/15/09                     1,300,000       1,369,875
----------------------------------------------------------------
Entravision Communications Corp.,
8.125% Sr. Sub. Nts., 3/15/09           600,000         645,000
----------------------------------------------------------------
Granite Broadcasting Corp., 9.75%
Sr. Sec. Nts., 12/1/10                1,200,000       1,203,000
----------------------------------------------------------------
Gray Television, Inc., 9.25% Sr. Sub.
Nts., 12/15/11                          500,000         560,000
----------------------------------------------------------------
Hollinger International Publishing,
Inc., 9% Sr. Unsec. Nts., 12/15/10      600,000         640,500
----------------------------------------------------------------
Houghton Mifflin Co., 8.25% Sr.
Unsec. Nts., 2/1/11                     500,000         537,500
----------------------------------------------------------------
Lamar Media Corp., 7.25% Sr.
Unsec. Sub. Nts., 1/1/13                200,000         216,000
----------------------------------------------------------------
Liberty Media Corp., 7.875%
Sr. Nts., 7/15/09                     1,750,000       2,029,937
----------------------------------------------------------------
Lin Television Corp., 6.50%
Sr. Sub. Nts., 5/15/13 3                500,000         503,125
----------------------------------------------------------------
LodgeNet Entertainment Corp.,
9.50% Sr. Sub. Debs., 6/15/13 1         400,000         440,000
----------------------------------------------------------------
Mediacom LLC/Mediacom Capital
Corp., 9.50% Sr. Unsec. Nts.,
1/15/13                               1,000,000       1,065,000
----------------------------------------------------------------
News America Holdings, Inc.,
8.875% Sr. Debs., 4/26/23               625,000         803,294
----------------------------------------------------------------
PanAmSat Corp., 8.50% Sr. Unsec.
Nts., 2/1/12                          1,200,000       1,338,000
----------------------------------------------------------------
PRIMEDIA, Inc., 8% Sr. Nts.,
5/15/13 3                             1,700,000       1,742,500
----------------------------------------------------------------
R.H. Donnelley Financial Corp. I:
8.875% Sr. Nts., 12/15/10 3             700,000         791,000
10.875% Sr. Sub. Nts., 12/15/12 3     1,000,000       1,191,250


                                      PRINCIPAL    MARKET VALUE
                                         AMOUNT      SEE NOTE 1
MEDIA Continued
Radio One, Inc., 8.875% Sr. Unsec.
Sub. Nts., Series B, 7/1/11         $   300,000   $     332,250
----------------------------------------------------------------
Regal Cinemas, Inc., 9.375% Sr. Sub.
Nts., Series B, 2/1/12                1,200,000       1,362,000
----------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8%
Sr. Unsec. Sub. Nts., 3/15/12         1,600,000       1,736,000
----------------------------------------------------------------
Spanish Broadcasting System, Inc.,
9.625% Sr. Unsec. Sub. Nts., 11/1/09    600,000         643,500
----------------------------------------------------------------
Time Warner, Inc.,
6.875% Nts., 5/1/12                     850,000         958,358
----------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09             500,000         545,625
10.875% Sr. Unsec. Nts.,
Series B, 6/15/09                       200,000         213,500
----------------------------------------------------------------
Vivendi Universal SA,
9.25% Sr. Nts., 4/15/10 3               800,000         952,000
----------------------------------------------------------------
WRC Media, Inc./Weekly Reader
Corp./CompassLearning, Inc., 12.75%
Sr. Sub. Nts., 11/15/09               1,100,000       1,056,000
                                                  --------------
                                                     51,838,728

----------------------------------------------------------------
MULTILINE RETAIL--0.5%
J.C. Penney Co., Inc.:
7.60% Nts., 4/1/07                    1,000,000       1,108,750
8% Nts., 3/1/10                         800,000         921,000
----------------------------------------------------------------
Saks, Inc.:
8.25% Sr. Unsec. Nts., 11/15/08         250,000         278,750
9.875% Nts., 10/1/11                    600,000         717,000
                                                  --------------
                                                      3,025,500

----------------------------------------------------------------
SPECIALTY RETAIL--1.3%
Asbury Automotive Group, Inc.,
9% Sr. Sub. Nts., 6/15/12               600,000         637,500
----------------------------------------------------------------
AutoNation, Inc.,
9% Sr. Unsec. Nts., 8/1/08            1,200,000       1,383,000
----------------------------------------------------------------
Building Materials Corp.,
8% Sr. Nts., 12/1/08                    300,000         297,000
----------------------------------------------------------------
CSK Auto, Inc., 12% Sr.
Unsec. Nts., 6/15/06                    900,000       1,037,250
----------------------------------------------------------------
Finlay Enterprises, Inc.,
9% Debs., 5/1/08                        700,000         720,125
----------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375%
Sr. Nts., 5/1/08                        600,000         624,000
----------------------------------------------------------------
Gap, Inc. (The), 10.55% Unsub. Nts.,
12/15/08                                200,000         247,500
----------------------------------------------------------------
Hollywood Entertainment Corp.,
9.625% Sr. Sub. Nts., 3/15/11 1         800,000         864,000
----------------------------------------------------------------
Petco Animal Supplies, Inc.,
10.75% Sr. Sub. Nts., 11/1/11 1         750,000         881,250
----------------------------------------------------------------
Rent-A-Center, Inc., 7.50%
Sr. Sub. Nts., Cl. B, 5/1/10            350,000         371,000



                       7 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  CONTINUED
----------------------------------------------------------------


                                      PRINCIPAL    MARKET VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
SPECIALTY RETAIL--1.3%
United Auto Group, Inc.,
9.625% Sr. Unsec. Sub. Nts., 3/15/12  $ 200,000   $     225,000
                                                  --------------
                                                      7,287,625

----------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Broder Bros. Co., 11.25%
Sr. Nts., 10/15/10 3                    700,000         693,000
----------------------------------------------------------------
Galey & Lord, Inc., 9.125%
Sr. Unsec. Sub. Nts., 3/1/08 1,4,5      700,000           8,750
----------------------------------------------------------------
Levi Strauss & Co.:
7% Unsec. Nts., 11/1/06                 300,000         194,250
11.625% Sr. Unsec. Nts., 1/15/08        100,000          65,750
12.25% Sr. Nts., 12/15/12               300,000         196,500
----------------------------------------------------------------
Oxford Industries, Inc.,
8.875% Sr. Nts., 6/1/11 3               500,000         549,375
----------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10   600,000         624,750
                                                  --------------
                                                      2,332,375

----------------------------------------------------------------
CONSUMER STAPLES--3.7%
----------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc.,
8.125% Sr. Sub. Nts., 1/15/12           500,000         550,000
----------------------------------------------------------------
FOOD & STAPLES RETAILING--0.7%
Delhaize America, Inc., 8.125%
Unsub. Debs., 4/15/11                 1,500,000       1,732,500
----------------------------------------------------------------
Fleming Cos., Inc., 10.125%
Sr. Unsec. Nts., 4/1/08 4               500,000         112,500
----------------------------------------------------------------
Great Atlantic & Pacific Tea Co., Inc.
(The), 9.125% Sr. Nts., 12/15/11        400,000         368,000
----------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub.
Nts., 10/15/07                          325,000         338,000
----------------------------------------------------------------
Real Time Data Co., 13%
Disc. Nts., 5/31/09 1,4,5,7             476,601              --
----------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10            900,000         972,000
9.50% Sr. Sec. Nts., 2/15/11            450,000         509,625
                                                  --------------
                                                      4,032,625

----------------------------------------------------------------
FOOD PRODUCTS--2.3%
American Seafoods Group LLC,
10.125% Sr. Sub. Nts., 4/15/10 1        500,000         596,875
----------------------------------------------------------------
Aurora Foods, Inc., 8.75%
Sr. Sub. Nts., Series B, 7/1/08 4       500,000         392,500
----------------------------------------------------------------
Burns Philp Capital Pty Ltd.,
9.75% Sr. Sub. Nts., 7/15/12 3          400,000         430,000
----------------------------------------------------------------
Del Monte Corp.:
8.625% Sr. Sub. Nts., 12/15/12        1,000,000       1,100,000
9.25% Sr. Unsec. Sub. Nts., 5/15/11     100,000         111,000
----------------------------------------------------------------
Doane Pet Care Co.:
9.75% Sr. Unsec. Sub. Nts., 5/15/07     700,000         630,000
10.75% Sr. Nts., 3/1/10 1             1,100,000       1,144,000
----------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                 900,000         992,250
8.875% Sr. Unsec. Nts., 3/15/11         400,000         441,000


                                      PRINCIPAL    MARKET VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
FOOD PRODUCTS Continued
Hines Nurseries, Inc.,
10.25% Sr. Nts., 10/1/11 3          $   600,000   $     657,000
----------------------------------------------------------------
Michael Foods, Inc., 8%
Sr. Sub. Nts., 11/15/13 3               500,000         523,750
----------------------------------------------------------------
New World Pasta Co.,
9.25% Sr. Nts., 2/15/09 1               200,000          53,000
----------------------------------------------------------------
Pinnacle Foods Holding Corp.,
8.25% Sr. Sub. Nts., 12/1/13 3          500,000         520,000
----------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08    925,000         938,875
8% Sr. Nts., Series B, 10/15/09         900,000         954,000
----------------------------------------------------------------
Swift & Co., 10.125% Sr.
Nts., 10/1/09                         1,000,000       1,065,000
----------------------------------------------------------------
Tembec Industries, Inc., 7.75%
Sr. Nts., 3/15/12                       700,000         700,000
----------------------------------------------------------------
United Biscuits Finance plc,
10.625% Sr. Sub. Nts.,
4/15/11 1 [EUR]                       1,000,000       1,431,633
                                                  --------------
                                                     12,680,883

----------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.5%
AKI, Inc., 10.50%
Sr. Unsec. Nts., 7/1/08 1             1,000,000       1,045,000
----------------------------------------------------------------
Armkel LLC/Armkel Finance, Inc.,
9.50% Sr. Sub. Nts., 8/15/09            600,000         661,500
----------------------------------------------------------------
Holmes Products Corp., 9.875% Sr.
Unsec. Sub. Nts., Series B, 11/15/07 1  300,000         311,250
----------------------------------------------------------------
Playtex Products, Inc., 9.375%
Sr. Unsec. Sub. Nts., 6/1/11            500,000         507,500
----------------------------------------------------------------
Revlon Consumer Products Corp.,
12% Sr. Sec. Nts., 12/1/05              400,000         402,000
----------------------------------------------------------------
Styling Technology Corp., 10.875%
Sr. Unsec. Sub. Nts., 7/1/08 1,4,5      600,000              --
                                                  --------------
                                                      2,927,250

----------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
French Fragrances, Inc., 10.375%
Sr. Unsec. Nts., Series B, 5/15/07      382,000         397,120
----------------------------------------------------------------
ENERGY--4.6%
----------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.4%
BRL Universal Equipment Corp.,
8.875% Sr. Sec. Nts., 2/15/08 1         750,000         808,125
----------------------------------------------------------------
Dresser, Inc., 9.375% Sr.
Sub. Nts., 4/15/11                      400,000         437,000
----------------------------------------------------------------
Grant Prideco Escrow Corp., 9%
Sr. Unsec. Nts., 12/15/09               300,000         332,250
----------------------------------------------------------------
Hanover Compress Co.,
8.625% Sr. Nts., 12/15/10               700,000         731,500
----------------------------------------------------------------
Hanover Equipment Trust 2001A,
8.50% Sr. Sec. Nts., Series A, 9/1/08   500,000         532,500
----------------------------------------------------------------
Hornbeck-Leevac
Marine Services, Inc., 10.625%
Sr. Nts., 8/1/08                      1,750,000       1,942,500
----------------------------------------------------------------
Ocean Rig Norway AS,
10.25% Sr. Sec. Nts., 6/1/08          1,600,000       1,512,000




                       8 | OPPENHEIMER HIGH INCOME FUND/VA

                                      PRINCIPAL    MARKET VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Petroleum Helicopters, Inc.,
9.375% Sr. Nts., 5/1/09             $   600,000   $     640,500
----------------------------------------------------------------
Universal Compression, Inc.,
7.25% Sr. Unsec. Sub. Nts., 5/15/10     800,000         836,000
                                                  --------------
                                                      7,772,375

----------------------------------------------------------------
OIL & GAS--3.2%
Belden & Blake Corp.,
9.875% Sr. Sub. Nts., 6/15/07           500,000         495,000
----------------------------------------------------------------
Chesapeake Energy Corp.:
8.125% Sr. Unsec. Nts., 4/1/11        1,000,000       1,115,000
8.375% Sr. Unsec. Nts., 11/1/08       1,000,000       1,105,000
9% Sr. Nts., 8/15/12                    300,000         346,500
----------------------------------------------------------------
El Paso Energy Partners LP, 8.50%
Sr. Unsec. Sub. Nts., Series B, 6/1/11  469,000         529,970
----------------------------------------------------------------
Forest Oil Corp.,
7.75% Sr. Nts., 5/1/14                1,000,000       1,062,500
----------------------------------------------------------------
Frontier Oil Corp.,
11.75% Sr. Nts., 11/15/09               800,000         908,000
----------------------------------------------------------------
GulfTerra Energy Partners LP:
8.50% Sr. Unsec. Sub. Nts.,
Series B, 6/1/10                        425,000         484,500
10.625% Sr. Sub. Nts., 12/1/12          469,000         583,905
----------------------------------------------------------------
Leviathan Gas Pipeline Partners
LP/Leviathan Finance Corp., 10.375%
Sr. Unsec. Sub. Nts.,
Series B, 6/1/09 1                      500,000         545,000
----------------------------------------------------------------
Newfield Exploration Co., 8.375%
Sr. Sub. Nts., 8/15/12                  600,000         675,000
----------------------------------------------------------------
Paramount Resources Ltd., 7.875%
Sr. Nts., 11/1/10                       700,000         700,000
----------------------------------------------------------------
Pioneer Natural Resources Co.,
7.50% Sr. Nts., 4/15/12               1,000,000       1,151,148
----------------------------------------------------------------
Premcor Refining Group, Inc.,
9.50% Sr. Nts., 2/1/13 1              1,300,000       1,488,500
----------------------------------------------------------------
Stone Energy Corp., 8.25% Sr.
Unsec. Sub. Nts., 12/15/11              800,000         876,000
----------------------------------------------------------------
Teekay Shipping Corp., 8.875%
Sr. Nts., 7/15/11                       575,000         655,500
----------------------------------------------------------------
Tesoro Petroleum Corp.:
8% Sr. Sec. Nts., 4/15/08             1,000,000       1,067,500
9.625% Sr. Sub. Nts., 4/1/12            700,000         770,000
----------------------------------------------------------------
Tom Brown, Inc., Units (each unit
consists of $512 principal amount
of 7.25% sr. sub. nts., due 2013 and
$488 principal amount of Tom
Brown Resources Funding Corp.,
7.25% sr. sub. nts., due 2013) 8        400,000         425,000
----------------------------------------------------------------
Westport Resources Corp., 8.25% Sr.
Unsec. Sub. Nts., 11/1/11             1,400,000       1,547,000
----------------------------------------------------------------
XTO Energy, Inc., 7.50%
Sr. Nts., 4/15/12                     1,000,000       1,135,000
                                                  --------------
                                                     17,666,023




                                      PRINCIPAL    MARKET VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
FINANCIALS--2.6%
----------------------------------------------------------------
CAPITAL MARKETS--0.6%
American Color Graphics, Inc.,
10% Sr. Sec. Nts., 6/15/10 3        $   400,000   $     412,000
----------------------------------------------------------------
Berry Plastics Corp.:
10.75% Sr. Sub. Nts., 7/15/12           800,000         925,000
10.75% Sr. Sub. Nts., 7/15/12 3         800,000         925,000
----------------------------------------------------------------
Decrane Aircraft Holdings, Inc.,
12% Sr. Unsec. Sub. Nts.,
Series B, 9/30/08                     1,550,000         798,250
                                                  --------------
                                                      3,060,250

----------------------------------------------------------------
COMMERCIAL BANKS--0.3%
Bank Plus Corp.,
12% Sr. Nts., 7/18/07 1                 517,000         555,775
----------------------------------------------------------------
Local Financial Corp.,
11% Sr. Nts., 9/8/04 1                  800,000         838,000
----------------------------------------------------------------
Western Financial Bank,
9.625% Unsec. Sub. Debs., 5/15/12       400,000         448,000
                                                  --------------
                                                      1,841,775

----------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.3%
Bombardier Recreational, Inc.,
8.375% Sr. Sub. Nts., 12/15/13 3        550,000         577,500
----------------------------------------------------------------
Couche-Tard US LP/Couche-Tard
Finance Corp., 7.50% Sr. Sub.
Nts., 12/15/13 3                        300,000         315,750
----------------------------------------------------------------
Finova Group, Inc. (The),
7.50% Nts., 11/15/09                    500,000         302,500
----------------------------------------------------------------
LaBranche & Co., Inc., 12%
Sr. Unsec. Sub. Nts., 3/2/07            600,000         609,000
                                                  --------------
                                                      1,804,750

----------------------------------------------------------------
REAL ESTATE--1.2%
Capstar Hotel Co., 8.75% Sr. Sub.
Nts., 8/15/07 1                         200,000         203,500
----------------------------------------------------------------
Corrections Corp. of America:
7.50% Sr. Nts., 5/1/11                  500,000         527,500
9.875% Sr. Nts., 5/1/09                 500,000         560,625
----------------------------------------------------------------
Felcor Lodging LP:
9% Sr. Nts., 6/1/11                     780,000         850,200
10% Sr. Unsec. Nts., 9/15/08            200,000         217,000
----------------------------------------------------------------
Felcor Suites LP, 7.375%
Sr. Nts., 10/1/04                       200,000         205,750
----------------------------------------------------------------
HMH Properties, Inc., 7.875%
Sr. Nts., Series B, 8/1/08            1,750,000       1,828,750
----------------------------------------------------------------
MeriStar Hospitality Corp.:
9.125% Sr. Unsec. Nts., 1/15/11         400,000         426,000
10.50% Sr. Unsec. Nts., 6/15/09         350,000         381,500
----------------------------------------------------------------
Saul (B.F.) Real Estate Investment
Trust, 9.75% Sr. Sec. Nts.,
Series B, 4/1/08                      1,300,000       1,363,375
                                                  --------------
                                                      6,564,200





                       9 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  CONTINUED
----------------------------------------------------------------


                                      PRINCIPAL    MARKET VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.2%
WMC Finance Co., 11.75%
Sr. Nts., 12/15/08 3                $ 1,000,000   $   1,002,500
----------------------------------------------------------------
HEALTH CARE--4.7%
----------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.7%
Dade Behring Holdings, Inc., 11.91%
Sr. Unsec. Sub. Nts., 10/3/10 1         200,000         231,000
----------------------------------------------------------------
Fisher Scientific International, Inc.,
8.125% Sr. Sub. Nts., 5/1/12            782,000         842,605
----------------------------------------------------------------
HMP Equity Holdings Corp., Units
(each unit consists of $1,000
principal amount of 15.43% sr. sec.
disc. nts., 5/15/08 and one warrant
to purchase 2.8094 shares of
Huntsman Corp. common stock) 8,9      1,000,000         615,000
----------------------------------------------------------------
Sybron Dental Specialties, Inc.,
8.125% Sr. Sub. Nts., 6/15/12           700,000         764,750
----------------------------------------------------------------
Universal Hospital Services, Inc.,
10.125% Sr. Nts., 11/1/11 3             800,000         844,000
----------------------------------------------------------------
Vanguard Health Systems, Inc.,
9.75% Sr. Unsec. Sub. Nts., 8/1/11      500,000         545,000
                                                  --------------
                                                      3,842,355

----------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.9%
Alderwoods Group, Inc.,
12.25% Sr. Nts., 1/2/09                 700,000         791,000
----------------------------------------------------------------
Alliance Imaging, Inc., 10.375% Sr.
Unsec. Sub. Nts., 4/15/11               300,000         319,500
----------------------------------------------------------------
AmeriPath, Inc., 10.50% Sr.
Unsec. Sub. Nts., 4/1/13                700,000         749,000
----------------------------------------------------------------
AmerisourceBergen Corp.,
7.25% Sr. Unsec. Nts., 11/15/12         200,000         216,500
----------------------------------------------------------------
Beverly Enterprises, Inc.,
9.625% Sr. Unsec. Nts., 4/15/09         925,000       1,024,438
----------------------------------------------------------------
Extendicare Health Services, Inc.,
9.50% Sr. Unsec. Sub. Nts., 7/1/10 1    500,000         557,500
----------------------------------------------------------------
Fresenius Medical Care Capital
Trust II, 7.875% Nts., 2/1/08 1       1,600,000       1,716,000
----------------------------------------------------------------
Genesis Healthcare Corp., 8%
Sr. Sub. Nts., 10/15/13 3               400,000         419,000
----------------------------------------------------------------
Hanger Orthopedic Group, Inc.,
10.375% Sr. Nts., 2/15/09 1             400,000         456,000
----------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12          300,000         309,823
6.95% Sr. Nts., 5/1/12                1,000,000       1,073,915
7.875% Sr. Nts., 2/1/11                 305,000         348,336
8.75% Sr. Nts., 9/1/10                  400,000         476,912
----------------------------------------------------------------
Healthsouth Corp.,
7.625% Nts., 6/1/12                   1,000,000         940,000
----------------------------------------------------------------
InSight Health Services Corp.,
9.875% Sr. Sub. Nts., 11/1/11           500,000         532,500


                                      PRINCIPAL    MARKET VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Magellan Health Services, Inc.:
9% Sr. Sub. Nts., 2/15/08 4,5       $   300,000   $     223,500
9.375% Sr. Nts., 11/15/07 3           2,000,000       2,110,000
----------------------------------------------------------------
Medquest, Inc., 11.875% Sr.
Unsec. Sub. Nts., Series B, 8/15/12     700,000         768,250
----------------------------------------------------------------
National Nephrology Assn., 9%
Sr. Sub. Nts., 11/1/11 3                200,000         210,500
----------------------------------------------------------------
NDCHealth Corp., 10.50% Sr.
Unsec. Sub. Nts., 12/1/12               600,000         678,000
----------------------------------------------------------------
PacifiCare Health Systems, Inc.,
10.75% Sr. Unsec. Unsub. Nts., 6/1/09   714,000         846,090
----------------------------------------------------------------
Quintiles Transnational Corp., 10%
Sr. Sub. Nts., 10/1/13 3                600,000         651,000
----------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr.
Unsec. Sub. Nts., 4/1/12                600,000         630,000
----------------------------------------------------------------
Stewart Enterprises, Inc., 10.75% Sr.
Unsec. Sub. Nts., 7/1/08 1            1,800,000       2,043,000
----------------------------------------------------------------
Tenet Healthcare Corp., 6.375% Sr.
Nts., 12/1/11                           760,000         733,400
----------------------------------------------------------------
Triad Hospitals, Inc., 7%
Sr. Sub. Nts., 11/15/13 3             1,420,000       1,437,750
----------------------------------------------------------------
US Oncology, Inc., 9.625%
Sr. Sub. Nts., 2/1/12                   300,000         330,750
----------------------------------------------------------------
Vicar Operating, Inc.,
9.875% Sr. Sub. Nts., 12/1/09 1       1,000,000       1,115,000
                                                  --------------
                                                     21,707,664

----------------------------------------------------------------
PHARMACEUTICALS--0.1%
aaiPharma, Inc., 11%
Sr. Sub. Nts., 4/1/10                   100,000         114,000
----------------------------------------------------------------
Valeant Pharmaceuticals
International, Inc., 7%
Sr. Nts., 12/15/11 3                    800,000         828,000
                                                  --------------
                                                        942,000

----------------------------------------------------------------
INDUSTRIALS--8.1%
----------------------------------------------------------------
AEROSPACE & DEFENSE--1.0%
Alliant Techsystems, Inc., 8.50%
Sr. Unsec. Sub. Nts., 5/15/11           900,000         994,500
----------------------------------------------------------------
American Plumbing & Mechanical,
Inc., 11.625% Sr. Sub. Nts.,
Series B, 10/15/08 1,4                  500,000         125,625
----------------------------------------------------------------
K&F Industries, Inc., 9.625%
Sr. Unsec. Sub. Nts., 12/15/10          300,000         337,875
----------------------------------------------------------------
L-3 Communications Corp.,
7.625% Sr. Sub. Nts., 6/15/12           800,000         871,000
----------------------------------------------------------------
Rexnord Corp., 10.125%
Sr. Unsec. Sub. Nts., 12/15/12          700,000         770,000
----------------------------------------------------------------
TransDigm, Inc., 8.375%
Sr. Sub. Nts., 7/15/11                  800,000         855,000




                      10 | OPPENHEIMER HIGH INCOME FUND/VA

                                      PRINCIPAL    MARKET VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
AEROSPACE & DEFENSE Continued
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13            $   650,000   $     745,875
11% Sr. Sub. Nts., 2/15/13              700,000         827,750
----------------------------------------------------------------
Vought Aircraft Industries, Inc.,
8% Sr. Nts., 7/15/11 3                  300,000         307,875
                                                  --------------
                                                      5,835,500

----------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.0%
Atlas Air, Inc., 9.25% Sr. Nts.,
4/15/08 4                               500,000         187,500
----------------------------------------------------------------
AIRLINES--0.4%
America West Airlines, Inc.,
10.75% Sr. Nts., 9/1/05               1,000,000         975,000
----------------------------------------------------------------
Amtran, Inc., 10.50% Sr.
Nts., 8/1/04                          1,500,000       1,301,250
                                                  --------------
                                                      2,276,250

----------------------------------------------------------------
BUILDING PRODUCTS--0.5%
Associated Materials, Inc.,
9.75% Sr. Sub. Nts., 4/15/12            700,000         770,000
----------------------------------------------------------------
Green Star Products, Inc.,
10.15% Bonds, 6/24/10 3                 321,938         330,815
----------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625%
Sr. Sec. Nts., 7/1/10 3                 544,000         601,120
----------------------------------------------------------------
Nortek, Inc.:
9.125% Sr. Unsec. Nts.,
Series B, 9/1/07                        200,000         207,750
9.875% Sr. Unsec. Sub. Nts., 6/15/11    400,000         443,000
----------------------------------------------------------------
North America Energy Partners, Inc.,
8.75% Sr. Unsec. Nts., 12/1/11 3        300,000         316,500
                                                  --------------
                                                      2,669,185

----------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.9%
Allied Waste North America, Inc.:
7.875% Sr. Nts., 4/15/13                800,000         870,000
7.875% Sr. Unsec. Nts.,
Series B, 1/1/09                        400,000         419,000
8.50% Sr. Sub. Nts., 12/1/08          1,000,000       1,117,500
8.875% Sr. Nts., Series B, 4/1/08     1,900,000       2,137,500
9.25% Sr. Sec. Debs.,
Series B, 9/1/12                      2,000,000       2,280,000
10% Sr. Unsec. Sub. Nts.,
Series B, 8/1/09                        400,000         434,000
----------------------------------------------------------------
American Pad & Paper Co., 13%
Sr. Sub. Nts., Series B,
11/15/05 1,4,5                          200,000           1,305
----------------------------------------------------------------
Budget Group, Inc., 9.125%
Sr. Unsec. Nts., 4/1/06 4,5             900,000         166,500
----------------------------------------------------------------
Buhrmann US, Inc., 12.25%
Sr. Unsec. Sub. Nts., 11/1/09           600,000         675,000
----------------------------------------------------------------
Coinmach Corp., 9% Sr. Nts., 2/1/10     800,000         872,000
----------------------------------------------------------------
Comforce Operating, Inc., 12%
Sr. Nts., Series B,12/1/07 1            350,000         229,250
----------------------------------------------------------------
Hydrochem Industrial Services, Inc.,
10.375% Sr. Sub. Nts., 8/1/07 1         250,000         239,375


                                      PRINCIPAL    MARKET VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
IT Group, Inc., 11.25% Sr. Unsec.
Sub. Nts., Series B, 4/1/09 1,4,5   $   550,000   $          --
----------------------------------------------------------------
Kindercare Learning Centers, Inc.,
9.50% Sr. Sub. Nts., 2/15/09 1          750,000         765,000
----------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr.
Nts., 3/15/12                           700,000         780,500
----------------------------------------------------------------
Moore North American Finance,
Inc., 7.875% Sr. Nts., 1/15/11 3        400,000         455,000
----------------------------------------------------------------
Protection One, Inc./Protection
One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05 1       900,000         832,500
----------------------------------------------------------------
Stericycle, Inc., 12.375% Sr. Unsec.
Sub. Nts., Series B, 11/15/09           488,000         563,640
----------------------------------------------------------------
Synagro Technologies, Inc.,
9.50% Sr. Sub. Nts., 4/1/09             700,000         763,000
----------------------------------------------------------------
United Rentals
(North America), Inc.:
9% Sr. Unsec. Sub. Nts.,
Series B, 4/1/09                      1,000,000       1,063,750
10.75% Sr. Unsec. Nts.,
Series B, 4/15/08                       400,000         452,000
10.75% Sr. Unsec. Nts.,
Series B, 4/15/08                       700,000         791,000
                                                  --------------
                                                     15,907,820

----------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.2%
Integrated Electrical Services, Inc.:
9.375% Sr. Sub. Nts.,
Series B, 2/1/09 1                      100,000         105,500
9.375% Sr. Sub. Nts.,
Series C, 2/1/09                        100,000         105,500
----------------------------------------------------------------
URS Corp., 11.50% Sr.
Unsec. Nts., 9/15/09 1                  700,000         795,375
                                                  --------------
                                                      1,006,375

----------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Dayton Superior Corp., 13%
Sr. Unsec. Sub. Nts., 6/15/09 1         100,000          87,500
----------------------------------------------------------------
General Cable Corp., 9.50%
Sr. Nts., 11/15/10 3                    500,000         537,500
                                                  --------------
                                                        625,000

----------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.8%
Great Lakes Dredge & Dock Co.,
7.75% Sr. Sub. Nts., 12/15/13 3         550,000         568,563
----------------------------------------------------------------
Norse CBO Ltd., 9.342% Sub. Bonds,
Series 1A, Cl. C2, 8/13/10 1          1,500,000         577,500
----------------------------------------------------------------
Tyco International Group SA:
6.375% Nts., 10/15/11                 2,900,000       3,113,875
6.75% Sr. Unsub. Nts., 2/15/11          100,000         109,750
                                                  --------------
                                                      4,369,688





                      11 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  CONTINUED
----------------------------------------------------------------


                                      PRINCIPAL    MARKET VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
MACHINERY--1.1%
Actuant Corp., 13%
Sr. Sub. Nts., 5/1/09               $   378,000   $     493,290
----------------------------------------------------------------
AGCO Corp., 9.50%
Sr. Unsec. Nts., 5/1/08               1,000,000       1,100,000
----------------------------------------------------------------
Insilco Corp., 12% Sr. Sub. Nts.,
8/15/07 1,4,5                         1,200,000          10,950
----------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13                150,000         155,813
10.50% Sr. Sub. Nts., 8/1/12            800,000         915,000
----------------------------------------------------------------
NMHG Holding Co., 10%
Sr. Nts., 5/15/09 1                     600,000         666,000
----------------------------------------------------------------
Roller Bearing Co. of America, Inc.,
9.625% Sr. Sub. Nts.,
Series B, 6/15/07                       560,000         524,300
----------------------------------------------------------------
SPX Corp., 7.50% Sr. Nts., 1/1/13       900,000         983,250
----------------------------------------------------------------
Terex Corp.:
9.25% Sr. Unsec. Sub. Nts., 7/15/11     800,000         884,000
10.375% Sr. Unsec. Sub. Nts.,
Series B, 4/1/11 1                      500,000         562,500
                                                  --------------
                                                      6,295,103

----------------------------------------------------------------
MARINE--0.6%
CP Ships Ltd., 10.375%
Sr. Nts., 7/15/12                     1,000,000       1,165,000
----------------------------------------------------------------
Millenium Seacarriers, Inc.,
12% Sr. Sec. Nts., 7/15/05 1,4,5        700,000         269,290
----------------------------------------------------------------
Navigator Gas Transport plc,
10.50% First Priority Ship Mtg. Nts.,
6/30/07 1,4,5                         1,000,000         425,000
----------------------------------------------------------------
Pacific & Atlantic Holdings, Inc.,
3.75% Sec. Nts., 12/31/07 3             387,497         117,702
----------------------------------------------------------------
Sea Containers Ltd., 7.875%
Sr. Nts., 2/15/08                     1,500,000       1,485,000
                                                  --------------
                                                      3,461,992

----------------------------------------------------------------
ROAD & RAIL--0.4%
Kansas City Southern Railway Co.
(The), 7.50% Sr. Nts., 6/15/09          500,000         515,000
----------------------------------------------------------------
Stena AB:
7.50% Sr. Nts., 11/1/13                 928,000         960,480
9.625% Sr. Nts., 12/1/12                600,000         679,500
                                                  --------------
                                                      2,154,980

----------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Worldspan LP/Worldspan Financial
Corp., 9.625% Sr. Nts., 6/15/11 3       350,000         362,250
----------------------------------------------------------------
INFORMATION TECHNOLOGY--1.8%
----------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.1%
Orion Network Systems, Inc.,
12.50% Sr. Disc. Nts., 1/15/07 1,4    1,150,000         606,625


                                      PRINCIPAL    MARKET VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology Hdd Holdings,
8% Sr. Nts., 5/15/09                $   700,000   $     757,750
----------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
Ingram Micro, Inc., 9.875% Sr. Unsec.
Sub. Nts., 8/15/08 1                  1,200,000       1,332,000
----------------------------------------------------------------
Sensus Metering Systems, Inc.,
8.625% Sr. Sub. Nts., 12/15/13 3      1,000,000       1,031,250
                                                  --------------
                                                      2,363,250

----------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc.,
10.75% Sr. Nts., 12/15/09 1,4 [EUR]     846,550          48,051
----------------------------------------------------------------
Globix Corp., 11% Sr. Nts., 4/26/08 1   109,359          96,783
----------------------------------------------------------------
NorthPoint Communications
Group, Inc., 12.875% Nts., 2/15/10 1,4  240,208              24
----------------------------------------------------------------
PSINet, Inc.:
10.50% Sr. Unsec. Nts.,
12/1/06 1,4,5 [EUR]                   1,000,000          52,031
11% Sr. Nts., 8/1/09 1,4,5              901,558          51,840
----------------------------------------------------------------
Verado Holdings, Inc., 0%/13% Sr.
Disc. Nts., 4/15/08 1,4,5,6             500,000              50
                                                  --------------
                                                        248,779

----------------------------------------------------------------
IT SERVICES--0.5%
Iron Mountain, Inc.:
7.75% Sr. Sub. Nts., 1/15/15            500,000         526,250
8.625% Sr. Unsec. Sub. Nts., 4/1/13   1,600,000       1,736,000
----------------------------------------------------------------
Titan Corp. (The),
8% Sr. Sub. Nts., 5/15/11 3             400,000         456,000
                                                  --------------
                                                      2,718,250

----------------------------------------------------------------
OFFICE ELECTRONICS--0.1%
ASAT Finance LLC,
12.50% Sr. Unsec. Nts., 11/1/06 1       325,000         346,531
----------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.6%
AMI Semiconductor, Inc.,
10.75% Sr. Unsec. Sub. Nts., 2/1/13     682,000         816,695
----------------------------------------------------------------
Amkor Technology, Inc.:
7.75% Sr. Nts., 5/15/13                 600,000         646,500
9.25% Sr. Unsec. Sub. Nts., 2/15/08   1,000,000       1,140,000
----------------------------------------------------------------
ChipPAC International Co. Ltd.,
12.75% Sr. Unsec. Sub. Nts.,
Series B, 8/1/09                        500,000         555,000
                                                  --------------
                                                      3,158,195

----------------------------------------------------------------
MATERIALS--9.8%
----------------------------------------------------------------
CHEMICALS--3.6%
Applied Extrusion Technologies, Inc.,
10.75% Sr. Nts., Series B, 7/1/11       450,000         375,750
----------------------------------------------------------------
Avecia Group plc, 11%
Sr. Unsec. Nts., 7/1/09                 200,000         181,000



                      12 | OPPENHEIMER HIGH INCOME FUND/VA

                                      PRINCIPAL    MARKET VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
CHEMICALS Continued
ClimaChem, Inc., 10.75% Sr. Unsec.
Nts., Series B, 12/1/07 1           $   250,000   $     101,250
----------------------------------------------------------------
Compass Minerals Group, Inc.,
10% Sr. Sub. Nts., 8/15/11            1,200,000       1,350,000
----------------------------------------------------------------
Equistar Chemicals LP/Equistar
Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09          600,000         630,000
10.625% Sr. Nts., 5/1/11 3            1,000,000       1,110,000
10.625% Sr. Unsec. Nts., 5/1/11         800,000         888,000
----------------------------------------------------------------
Huntsman Corp./
ICI Chemical Co. plc:
13.09% Sr. Unsec.
Disc. Nts., 12/31/09 9                  400,000         195,000
10.125% Sr. Unsec. Sub. Nts., 7/1/09  1,800,000       1,863,000
10.125% Sr. Unsec.
Sub. Nts., 7/1/09 [EUR]                 100,000         123,770
----------------------------------------------------------------
Huntsman International LLC,
9.875% Sr. Nts., 3/1/09               1,800,000       1,980,000
----------------------------------------------------------------
IMC Global, Inc.,
7.625% Bonds, 11/1/05 1                   3,000           3,090
----------------------------------------------------------------
ISP Chemco, Inc., 10.25%
Sr. Unsec. Sub. Nts., 7/1/11 1          500,000         565,000
----------------------------------------------------------------
ISP Holdings, Inc., 10.625%
Sr. Sec. Nts., 12/15/09 1               300,000         331,500
----------------------------------------------------------------
Koppers Industry, Inc.,
9.875% Sr. Sec. Nts., 10/15/13 3        900,000         996,750
----------------------------------------------------------------
Kraton Polymers LLC/Capital
Corp., 8.125% Sr. Sub. Nts., 1/15/14 3  400,000         418,000
----------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08               500,000         525,000
9.50% Sr. Sec. Nts., 12/15//08          100,000         105,000
9.625% Sr. Sec. Nts., Series A, 5/1/07  900,000         958,500
9.875% Sec. Nts., Series B, 5/1/07      600,000         636,000
----------------------------------------------------------------
Millennium America, Inc.,
9.25% Sr. Nts., 6/15/08 3               800,000         876,000
----------------------------------------------------------------
Noveon, Inc., 11% Sr. Unsec.
Sub. Nts., Series B, 2/28/11 1        1,200,000       1,398,000
----------------------------------------------------------------
OM Group, Inc., 9.25%
Sr. Sub. Nts., 12/15/11                 100,000         104,500
----------------------------------------------------------------
PCI Chemicals Canada,
10% Sr. Sec. Nts., 12/31/08             319,909         291,117
----------------------------------------------------------------
Pioneer Cos., Inc., 4.64%
Sr. Sec. Nts., 12/31/06 1,2             101,304          92,187
----------------------------------------------------------------
Polyone Corp., 8.875%
Sr. Unsec. Nts., 5/1/12               1,700,000       1,572,500
----------------------------------------------------------------
Resolution Performance Products
LLC, 8% Sec. Nts., 12/15/09 3           450,000         468,000
----------------------------------------------------------------
Rockwood Specialties Corp.,
10.625% Sr. Sub. Nts., 5/15/11 3        400,000         448,000
----------------------------------------------------------------
Sterling Chemicals, Inc.:
10% Sr. Sec. Nts., 12/19/07 1           409,135         395,838
11.25% Sr. Sub. Nts., 8/15/06 1,4,5     300,000              --


                                      PRINCIPAL    MARKET VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
CHEMICALS Continued
Westlake Chemical Corp.,
8.75% Sr. Nts., 7/15/11 3           $   800,000   $     880,000
                                                  --------------
                                                     19,862,752

----------------------------------------------------------------
CONSTRUCTION MATERIALS--0.2%
Texas Industries, Inc., 10.25%
Sr. Unsec. Nts., 6/15/11                800,000         908,000
----------------------------------------------------------------
CONTAINERS & PACKAGING--2.5%
Ball Corp.:
6.875% Sr. Unsec. Nts., 12/15/12 3      300,000         315,000
7.75% Sr. Unsec. Nts., 8/1/06           700,000         756,000
----------------------------------------------------------------
Crown Euro Holdings SA,
9.50% Sr. Sec. Nts., 3/1/11             900,000       1,023,750
----------------------------------------------------------------
Graphic Packaging
International Corp.:
8.50% Sr. Nts., 8/15/11 3             1,000,000       1,100,000
9.50% Sr. Sub. Nts., 8/15/13 3          700,000         777,000
----------------------------------------------------------------
Jefferson Smurfit Corp., 8.25%
Sr. Unsec. Nts., 10/1/12                900,000         981,000
----------------------------------------------------------------
MDP Acquisitions plc,
9.625% Sr. Nts., 10/1/12                800,000         900,000
----------------------------------------------------------------
Owens-Brockway Glass
Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11          1,000,000       1,078,750
8.25% Sr. Unsec. Nts., 5/15/13          500,000         539,375
8.75% Sr. Sec. Nts., 11/15/12         1,350,000       1,510,313
8.875% Sr. Sec. Nts., 2/15/09         1,300,000       1,431,625
----------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                 400,000         436,000
9.25% Sr. Unsec. Nts., 2/1/08         1,000,000       1,110,000
9.75% Sr. Unsec. Nts., 2/1/11         1,000,000       1,110,000
----------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec.
Sub. Nts., 6/15/12                    1,000,000       1,047,500
                                                  --------------
                                                     14,116,313

----------------------------------------------------------------
METALS & MINING--2.0%
AK Steel Corp., 7.875%
Sr. Unsec. Nts., 2/15/09                300,000         264,750
----------------------------------------------------------------
Arch Western Finance LLC,
6.75% Sr. Nts., 7/1/13 3                800,000         826,000
----------------------------------------------------------------
California Steel Industries Corp.,
8.50% Sr. Unsec. Nts.,
Series B, 4/1/09                        300,000         316,125
----------------------------------------------------------------
Century Aluminum Co.,
11.75% Sr. Sec. Nts., 4/15/08         1,385,000       1,551,200
----------------------------------------------------------------
IMCO Recycling, Inc.,
10.375% Sr. Sec. Nts., 10/15/10 3       700,000         722,750
----------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13     300,000         333,000
----------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75%
Sr. Sec. Nts., 6/1/12                   800,000         892,000
----------------------------------------------------------------
Kaiser Aluminum & Chemical Corp.,
10.875% Sr. Nts., Series B,
10/15/06 1,4,5                        1,000,000         905,000




                      13 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  CONTINUED
----------------------------------------------------------------


                                      PRINCIPAL    MARKET VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
METALS & MINING Continued
Massey Energy Co., 6.625%
Sr. Nts., 11/15/10 3                $   400,000   $     412,000
----------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07  740,000         418,100
----------------------------------------------------------------
Northwest Pipeline Corp.,
8.125% Sr. Nts., 3/1/10                 200,000         223,000
----------------------------------------------------------------
Oregon Steel Mills, Inc.,
10% Sr. Nts., 7/15/09                 1,100,000         970,750
----------------------------------------------------------------
Peabody Energy Corp., 6.875%
Sr. Unsec. Nts., Series B, 3/15/13    1,000,000       1,060,000
----------------------------------------------------------------
Steel Dynamics, Inc.,
9.50% Sr. Nts., 3/15/09                 400,000         446,000
----------------------------------------------------------------
UCAR Finance, Inc.,
10.25% Sr. Nts., 2/15/12                400,000         462,000
----------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                 600,000         678,000
10.75% Sr. Nts., 8/1/08                 600,000         705,000
                                                  --------------
                                                     11,185,675

----------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.5%
Abitibi-Consolidated, Inc.,
8.55% Nts., 8/1/10                      300,000         334,590
----------------------------------------------------------------
Ainsworth Lumber Co. Ltd.:
12.50% Sr. Nts., 7/15/07 1,7            400,000         472,000
13.875% Sr. Sec. Nts., 7/15/07          250,000         288,750
----------------------------------------------------------------
Boise Cascade Co.:
6.50% Sr. Nts., 11/1/10                 400,000         417,837
7% Sr. Nts., 11/1/13                    650,000         676,718
----------------------------------------------------------------
Buckeye Technologies, Inc.,
8.50% Sr. Nts., 10/1/13                 350,000         376,250
----------------------------------------------------------------
Doman Industries Ltd.,
8.75% Sr. Nts., 3/15/04  1,4,5        2,000,000         350,000
----------------------------------------------------------------
Georgia-Pacific Corp.:
8.125% Sr. Unsec. Nts., 5/15/11       2,200,000       2,431,000
9.375% Sr. Unsec. Nts., 2/1/13        1,600,000       1,848,000
----------------------------------------------------------------
Inland Fiber Group LLC,
9.625% Sr. Unsec. Nts., 11/15/07 4      300,000         157,500
----------------------------------------------------------------
Louisiana-Pacific Corp., 10.875%
Sr. Sub. Nts., 11/15/08 1               250,000         298,750
----------------------------------------------------------------
Tekni-Plex, Inc., 8.75%
Sr. Sec. Nts., 11/15/13 3               700,000         733,250
                                                  --------------
                                                      8,384,645

----------------------------------------------------------------
TELECOMMUNICATION SERVICES--8.4%
----------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.8%
360networks, Inc.:
13% Sr. Unsec. Nts., 5/1/08 1,4,5 [EUR] 500,000              63
13% Sr. Unsec. Nts., 5/1/08 1,4,5       400,000              40
----------------------------------------------------------------
American Tower Corp.,
9.375% Sr. Nts., 2/1/09                 850,000         909,500
----------------------------------------------------------------
COLO.com, Inc., 13.875%
Sr. Nts., 3/15/10 1,4,5                 504,605           3,785


                                      PRINCIPAL    MARKET VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Concentric Network Corp.,
Escrow Shares, 12/15/07 1,10        $   800,000   $          --
----------------------------------------------------------------
Crown Castle International Corp.,
7.50% Sr. Nts., 12/1/13 3               700,000         707,000
----------------------------------------------------------------
Dex Media East LLC/Dex Media
East Finance Co., 9.875%
Sr. Unsec. Nts., 11/15/09               800,000         920,000
----------------------------------------------------------------
Dex Media West LLC/Dex
Media West Finance Co.:
8.50% Sr. Nts., 8/15/10 3               700,000         783,125
9.875% Sr. Sub. Nts., 8/15/13 3       1,200,000       1,401,000
----------------------------------------------------------------
Dex Media, Inc., 8% Nts., 11/15/13 3  1,500,000       1,582,500
----------------------------------------------------------------
Diamond Holdings plc,
9.125% Sr. Nts., 2/1/08                 200,000         207,750
----------------------------------------------------------------
Focal Communications Corp.,
11.875% Sr. Unsec. Nts.,
Series B, 1/15/10 1,4                   100,000           8,000
----------------------------------------------------------------
Intermedia Communications, Inc.,
0%/12.25% Sr. Disc. Nts.,
Series B, 3/1/09 4,5,6                  200,000          75,000
----------------------------------------------------------------
IPC Acquisition Corp.,
11.50% Sr. Sub. Nts., 12/15/09          350,000         383,250
----------------------------------------------------------------
Level 3 Communications, Inc.:
0%/10.50% Sr. Disc. Nts., 12/1/08 6     200,000         189,500
9.125% Sr. Unsec. Nts., 5/1/08        1,000,000         915,000
----------------------------------------------------------------
MCI Communications Corp.,
7.75% Sr. Unsec. Debs., 3/23/25 4,5     600,000         486,000
----------------------------------------------------------------
Metromedia Fiber Network, Inc.,
10% Sr. Unsec. Nts.,
Series B, 11/15/08  1,4,5               600,000          39,000
----------------------------------------------------------------
Nextlink Communications, Inc.:
Escrow Shares, 10/1/07 1,10             500,000              --
Escrow Shares, 3/15/08 1,10             800,000              --
Escrow Shares, 11/15/08 1,10            200,000              --
Escrow Shares, 6/1/09 1,10              500,000              --
----------------------------------------------------------------
Qwest Capital Funding, Inc.,
5.875% Nts., 8/3/04                   1,400,000       1,410,500
----------------------------------------------------------------
Qwest Corp.:
7.20% Unsec. Nts., 11/1/04              400,000         411,000
8.875% Nts., 3/15/12 3                1,600,000       1,844,000
----------------------------------------------------------------
Qwest Services Corp.,
13.50% Nts., 12/15/10 3               3,400,000       4,148,000
----------------------------------------------------------------
Sprint Capital Corp.,
8.375% Nts., 3/15/12                    750,000         877,619
----------------------------------------------------------------
Telewest Communications plc:
0%/9.25% Sr. Disc. Nts.,
4/15/09 4,5,6                         1,000,000         525,000
0%/9.875% Sr. Disc. Nts.,
4/15/09 4,5,6 [GBP]                     500,000         456,489
11.25% Sr. Nts., 11/1/08 4,5            800,000         518,000
----------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts.,
12/1/07 1,4,5                           400,000              --




                      14 | OPPENHEIMER HIGH INCOME FUND/VA

                                      PRINCIPAL    MARKET VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Time Warner Telecom LLC/
Time Warner Telecom, Inc.,
9.75% Sr. Nts., 7/15/08             $ 1,500,000   $   1,552,500
----------------------------------------------------------------
Time Warner Telecom, Inc.,
10.125% Sr. Unsec. Sub. Nts., 2/1/11    700,000         749,000
----------------------------------------------------------------
Viatel, Inc., 11.25%
Sr. Sec. Nts., 4/15/08 1,4,5            600,000              --
----------------------------------------------------------------
Winstar Communications, Inc.,
12.75% Sr. Nts., 4/15/10 1,4,5        1,000,000             100
                                                  --------------
                                                     21,102,721

----------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.6%
Alamosa Delaware, Inc.,
12.50% Sr. Unsec. Nts., 2/1/11        1,000,000       1,025,000
----------------------------------------------------------------
American Tower Escrow Corp.,
12.25% Sr. Sub. Disc. Nts., 8/1/08 9  1,400,000         973,000
----------------------------------------------------------------
CellNet Data Systems, Inc.,
Sr. Unsec. Disc. Nts., 10/1/07 1,4,5  1,834,000              --
----------------------------------------------------------------
Centennial Cellular Operating Co./
Centennial Communications Corp.,
10.125% Sr. Nts., 6/15/13             1,000,000       1,102,500
----------------------------------------------------------------
Crown Castle International Corp.,
10.75% Sr. Nts., 8/1/11               1,350,000       1,525,500
----------------------------------------------------------------
CTI Holdings SA, 0%/11.50% Sr.
Deferred Coupon Nts.,
4/15/08 1,4,5,6                       1,000,000         125,000
----------------------------------------------------------------
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13 3            1,650,000       1,678,875
10.875% Sr. Unsec. Nts., 7/1/10         700,000         766,500
----------------------------------------------------------------
IPCS, Inc., 0%/14% Sr. Unsec. Disc.
Nts., 7/15/10 1,4,6                     350,000          49,000
----------------------------------------------------------------
Leap Wireless International, Inc.:
0%/14.50% Sr. Unsec. Disc. Nts.,
4/15/10 1,4,5,6                         400,000          50,000
12.50% Sr. Nts., 4/15/10 1,4            400,000          58,000
----------------------------------------------------------------
Nextel Communications, Inc.:
7.375% Sr. Nts., 8/1/15                 490,000         529,200
9.375% Sr. Unsec. Nts., 11/15/09      5,050,000       5,529,750
9.50% Sr. Unsec. Nts., 2/1/11         1,200,000       1,362,000
----------------------------------------------------------------
Nextel Partners, Inc.:
11% Sr. Nts., 3/15/10                   300,000         333,000
12.50% Sr. Nts., 11/15/09             1,162,000       1,353,730
----------------------------------------------------------------
Orbcomm Global LP,
Escrow Shares, 8/15/04 1,10             600,000              --
----------------------------------------------------------------
Rural Cellular Corp.:
9.625% Sr. Sub. Nts.,
Series B, 5/15/08                       950,000         931,000
9.75% Sr. Sub. Nts., 1/15/10            500,000         491,250
9.875% Sr. Nts., 2/1/10               1,100,000       1,177,000
----------------------------------------------------------------
SBA Communications Corp.:
10.25% Sr. Unsec. Nts., 2/1/09        1,600,000       1,580,000
12% Sr. Unsec. Disc. Nts., 3/1/08 1     445,000         486,163


                                      PRINCIPAL    MARKET VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
SBA Telecommunications, Inc./
SBA Communications Corp.,
0%/9.75% Sr. Disc. Nts.,
12/15/11 3,6                       $  1,500,000   $   1,065,000
----------------------------------------------------------------
SpectraSite, Inc., 8.25%
Sr. Nts., 5/15/10 1                     400,000         429,000
----------------------------------------------------------------
Triton PCS, Inc.:
8.50% Sr. Unsec. Nts., 6/1/13           800,000         864,000
8.75% Sr. Unsec. Sub. Nts., 11/15/11    300,000         297,000
9.375% Sr. Unsec. Sub. Nts., 2/1/11     300,000         307,500
----------------------------------------------------------------
US Unwired, Inc., 0%/13.375%
Sr. Unsec. Sub. Disc. Nts.,
Series B, 11/1/09 6                     800,000         584,000
----------------------------------------------------------------
Western Wireless Corp., 9.25%
Sr. Unsec. Nts., 7/15/13                900,000         954,000
                                                  --------------
                                                     25,626,968

----------------------------------------------------------------
UTILITIES--8.7%
----------------------------------------------------------------
ELECTRIC UTILITIES--4.0%
AES Corp. (The):
8.75% Sr. Sec. Nts., 5/15/13 3        2,200,000       2,469,500
8.75% Sr. Unsec. Unsub. Nts., 6/15/08   451,000         485,953
8.875% Sr. Unsec. Nts., 2/15/11         144,000         157,680
9.375% Sr. Unsec. Nts., 9/15/10         252,000         280,665
9.50% Sr. Unsec. Nts., 6/1/09            58,000          64,598
10% Sec. Nts., 7/15/05 3                583,574         596,705
----------------------------------------------------------------
AES Drax Holdings Ltd., 10.41%
Sr. Sec. Sub. Nts., Series B,
12/31/20 1,4                            300,000         261,000
----------------------------------------------------------------
Allegheny Energy, Inc., 7.75%
Nts., 8/1/05                            300,000         304,125
----------------------------------------------------------------
Caithness Coso Funding Corp.,
9.05% Sr. Sec. Nts., Series B,
12/15/09                                418,500         456,165
----------------------------------------------------------------
Calpine Corp.:
7.625% Sr. Nts., 4/15/06                550,000         489,500
8.25% Sr. Unsec. Nts., 8/15/05          400,000         389,000
8.50% Sr. Sec. Nts., 7/15/10 3        3,400,000       3,332,000
8.625% Sr. Nts., 8/15/10                200,000         157,000
8.75% Sr. Nts., 7/15/07                 800,000         660,000
8.75% Sr. Sec. Nts., 7/15/13 3          950,000         931,000
9.875% Sr. Sec. Nts., 12/1/11 3       1,000,000       1,032,500
----------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                 300,000         310,500
7.75% Sr. Nts., 8/1/10 3                400,000         422,500
9.875% Sr. Unsec. Nts., 10/15/07      1,400,000       1,568,000
----------------------------------------------------------------
CMS Energy X-TRAS Pass-Through
Trust I, 7% Sr. Unsec. Pass-Through
Certificates, 1/15/05                   500,000         515,000
----------------------------------------------------------------
Edison Mission Energy, 10%
Sr. Unsec. Nts., 8/15/08                200,000         208,500
----------------------------------------------------------------
ESI Tractebel Acquisition Corp.,
7.99% Sec. Bonds, Series B, 12/30/11    922,000         977,320
----------------------------------------------------------------
Mirant Americas Generation LLC,
8.30% Sr. Unsec. Nts., 5/1/11 4         200,000         170,000




                      15 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------


                                      PRINCIPAL    MARKET VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
ELECTRIC UTILITIES Continued
MSW Energy Holdings LLC/MSW
Energy Finance Co., Inc.:
7.375% Sr. Sec. Nts., 9/1/10 3      $   700,000   $     735,000
8.50% Sr. Sec. Nts., 9/1/10 3           400,000         438,000
----------------------------------------------------------------
NRG Energy, Inc., 8% Sr. Sec. Nts.,
12/15/13 3                            1,600,000       1,690,000
----------------------------------------------------------------
PG&E Corp., 6.875% Sr. Sec.
Nts., 7/15/08 3                         800,000         870,000
----------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10 3        1,200,000       1,278,000
9.50% Sr. Sec. Nts., 7/15/13 3          700,000         752,500
                                                  --------------
                                                     22,002,711

----------------------------------------------------------------
GAS UTILITIES--2.2%
AmeriGas Partners LP/AmeriGas
Eagle Finance Corp., 8.875% Sr.
Unsec. Nts., Series B, 5/20/11 11     1,400,000       1,547,000
----------------------------------------------------------------
ANR Pipeline Co., 8.875%
Sr. Nts., 3/15/10                       400,000         452,000
----------------------------------------------------------------
El Paso Corp., 7.875%
Sr. Unsec. Nts., 6/15/12              1,200,000       1,140,000
----------------------------------------------------------------
El Paso Energy Corp.,
7.625% Nts., 7/15/11                    800,000         745,000
----------------------------------------------------------------
SEMCO Energy, Inc.:
7.125% Sr. Nts., 5/15/08                400,000         418,500
7.75% Sr. Nts., 5/15/13                 400,000         422,500
----------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                     600,000         595,500
8% Sr. Unsub. Nts., 3/1/32              900,000         933,750
8.875% Sr. Nts., 3/15/10                700,000         791,000
----------------------------------------------------------------
Tennessee Gas Pipeline Co.,
7.50% Bonds, 4/1/17                   2,365,000       2,453,688
----------------------------------------------------------------
Williams Cos., Inc. (The),
7.125% Nts., 9/1/11                   2,850,000       3,028,125
                                                  --------------
                                                     12,527,063

----------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--2.4%
AES Red Oak LLC, 8.54% Sr. Sec.
Bonds, Series A, 11/30/19             1,057,581       1,147,476
----------------------------------------------------------------
Aquila, Inc., 7% Sr.
Unsec. Nts., 7/15/04                    300,000         301,500
----------------------------------------------------------------
Consumers Energy Co.:
6.25% Nts., 9/15/06                     300,000         324,130
6.375% Sr. Sec. Nts., 2/1/08            450,000         490,094
7.375% Nts., 9/15/23                    350,000         358,843
----------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub.
Nts., 4/1/11                          3,540,000       3,278,925
8.75% Sr. Nts., 2/15/12                 600,000         608,250
10.125% Sr. Sec. Nts., 7/15/13 3      1,800,000       2,079,000
----------------------------------------------------------------
El Paso Production Holding Co.,
7.75% Sr. Nts., 6/1/13 3              1,100,000       1,089,000


                                      PRINCIPAL    MARKET VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER Continued
Mirant Mid-Atlantic LLC, 8.625%
Sec. Pass-Through Certificates,
Series A, 6/30/12 1                 $   868,851   $     873,739
----------------------------------------------------------------
Transcontinental Gas Pipe
Line Corp.:
6.125% Nts., 1/15/05                    200,000         204,250
8.875% Sr. Unsub. Nts.,
Series B, 7/15/12                       200,000         237,500
----------------------------------------------------------------
Williams Cos., Inc. (The):
8.625% Sr. Nts., 6/1/10               1,350,000       1,522,109
9.25% Sr. Unsec. Unsub. Nts., 3/15/04   700,000         712,250
----------------------------------------------------------------
Williams Holdings of Delaware, Inc.,
6.50% Nts., 12/1/08                     300,000         311,625
                                                  --------------
                                                     13,538,691

----------------------------------------------------------------
WATER UTILITIES--0.1%
National Waterworks, Inc., 10.50%
Sr. Unsec. Sub. Nts., Series B,
12/1/12 1                               300,000         336,750
                                                  --------------
Total Corporate Bonds and Notes
(Cost $393,156,285)                                 413,547,332

                                         SHARES
----------------------------------------------------------------
PREFERRED STOCKS--0.7%
----------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr.
Exchangeable, Non-Vtg. 1,5,7             13,764             138
----------------------------------------------------------------
Dobson Communications Corp.,
6% Cv., Series F (converts into
Dobson Communications Corp.,
Cl. A common stock), Non-Vtg.               800         144,000
----------------------------------------------------------------
e.spire Communications, Inc.,
12.75% Jr. Redeemable, Non-Vtg. 1,5,7       498              50
----------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75%
Cum. Exchangeable, Series B,
Non-Vtg. 1,5                              8,000         586,000
----------------------------------------------------------------
ICG Holdings, Inc., 14.25%
Exchangeable, Non-Vtg. 1,5,7                342              --
----------------------------------------------------------------
McLeodUSA, Inc., 2.50% Cv., Series A 5    3,258          24,826
----------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25%
Sr. Redeemable Exchangeable,
Non-Vtg. 1,5,7                            7,274              --
----------------------------------------------------------------
NTL Europe, Inc., 10% Cum.,
Series A, Non-Vtg.                           23             189
----------------------------------------------------------------
Pacific & Atlantic Holdings, Inc.,
7.50% Cum. Cv., Series A 1,5,7           19,640          39,280
----------------------------------------------------------------
Paxson Communications Corp.:
14.25% Cum. 5,7                              --           3,192
14.25% Cum. Jr. Exchangeable,
Non-Vtg. 7                                   80         738,000
----------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum.,
Series B, Non-Vtg. 7                      1,177         921,003
----------------------------------------------------------------
Sovereign Real Estate Investment
Trust, 12% Non-Cum., Series A 1,5        10,000       1,497,500




                      16 | OPPENHEIMER HIGH INCOME FUND/VA

                                                   MARKET VALUE
                                         SHARES      SEE NOTE 1
----------------------------------------------------------------
PREFERRED STOCKS Continued
XO Communications, Inc., 13.50%
Sr., Series E, Non-Vtg. 1,5,7                 1   $          --
                                                  --------------
Total Preferred Stocks
(Cost $5,061,967)                                     3,954,178

----------------------------------------------------------------
COMMON STOCKS--1.0%
Charles River Laboratories
International, Inc. 5                     8,360         286,999
----------------------------------------------------------------
Chesapeake Energy Corp.                 100,909       1,370,344
----------------------------------------------------------------
Classic Cable, Inc. 5                     2,645              --
----------------------------------------------------------------
Covad Communications Group, Inc. 5       20,660          74,376
----------------------------------------------------------------
Dobson Communications
Corp., Cl. A 5                           51,491         270,637
----------------------------------------------------------------
Equinix, Inc. 5                          16,434         463,439
----------------------------------------------------------------
Geotek Communications, Inc.,
Liquidating Trust 1,5,10                    226              --
----------------------------------------------------------------
Globix Corp. 5                           11,467          45,868
----------------------------------------------------------------
Gulfstream Holding, Inc. 1,5                 56              --
----------------------------------------------------------------
Horizon Natural Resources Co. 1,5        20,000              --
----------------------------------------------------------------
ICO Global Communication
Holdings Ltd 1,5                         42,107          21,475
----------------------------------------------------------------
Manitowoc Co., Inc. (The)                 1,039          32,417
----------------------------------------------------------------
Microcell Telecommunications, Inc. 5      1,861          24,828
----------------------------------------------------------------
Microcell
Telecommunications, Inc., Cl. A 5            15             210
----------------------------------------------------------------
Microcell
Telecommunications, Inc., Cl. B 5         1,850          24,753
----------------------------------------------------------------
NTL, Inc. 5                              18,902       1,318,415
----------------------------------------------------------------
Orbital Sciences Corp. 5                  2,235          26,865
----------------------------------------------------------------
Pioneer Cos., Inc. 5                     20,688         168,607
----------------------------------------------------------------
Polymer Group, Inc., Cl. A 5             20,634         154,755
----------------------------------------------------------------
Prandium, Inc. 5                         62,829           2,513
----------------------------------------------------------------
Southern Pacific Funding Corp.,
Liquidating Trust 1,10                  251,604              --
----------------------------------------------------------------
Sterling Chemicals, Inc. 5                  380           9,975
----------------------------------------------------------------
TVMAX Holdings, Inc. 1,5                  7,500          18,750
----------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 5          112,362         952,830
----------------------------------------------------------------
Viatel Holding Ltd. (Bermuda) 1,5         2,349           5,168
----------------------------------------------------------------
WRC Media Corp. 1,5                       1,353              27
----------------------------------------------------------------
XO Communications, Inc. 5                 2,646          15,215
                                                  --------------
Total Common Stocks
(Cost $5,822,865)                                     5,288,466

                                          UNITS
----------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
American Tower Corp. Wts.,
Exp. 8/1/08 1,5                           1,400         175,700

                                                   MARKET VALUE
                                          UNITS      SEE NOTE 1
----------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES Continued
ASAT Finance LLC Wts.,
Exp. 11/1/06 1,5                            500   $         563
----------------------------------------------------------------
Chesapeake Energy Corp. Wts.,
Exp. 9/1/04 5                             2,671             298
----------------------------------------------------------------
Citigroup, Inc. Litigation Wts., Exp.
12/31/50 5                               15,626          16,564
----------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,5       600               6
----------------------------------------------------------------
Concentric Network Corp.
Wts., Exp. 12/15/07 1,5                     750              --
----------------------------------------------------------------
Covergent Communications, Inc.
Wts., Exp. 4/1/08 1,5                     2,000              20
----------------------------------------------------------------
Decrane Aircraft Holdings, Inc.
Wts., Exp. 9/30/08 1,5                    1,750              --
----------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08 1,5  1,500              15
----------------------------------------------------------------
e.spire Communications, Inc. Wts.,
Exp. 11/1/05 1,5                            475               5
----------------------------------------------------------------
Horizon PCS, Inc. Wts., Exp. 10/1/10 1,5  1,300              --
----------------------------------------------------------------
ICG Communications, Inc. Wts.,
Exp. 9/15/05 1,5                          5,940              59
----------------------------------------------------------------
ICO Global Communication
Holdings Ltd. Wts.:
Exp. 5/16/06 1,5                         10,561              53
Exp. 5/16/06 1,5                             16              --
----------------------------------------------------------------
Imperial Credit Industries, Inc.
Wts., Exp. 1/31/08 1,5                    5,148              --
----------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07 1,5        765              --
----------------------------------------------------------------
IPCS, Inc. Wts., Exp. 6/15/10 1,5           750               8
----------------------------------------------------------------
Leap Wireless International, Inc.
Wts., Exp. 4/15/10 1,5                      550              --
----------------------------------------------------------------
Long Distance International, Inc.
Wts., Exp. 4/13/08 1,5                      800              --
----------------------------------------------------------------
Loral Space & Communications Ltd.
Wts., Exp. 1/15/07 1,5                      800               8
----------------------------------------------------------------
McLeodUSA, Inc. Wts., Exp. 4/16/07 5      7,220           3,682
----------------------------------------------------------------
Microcell Telecommunications, Inc.:
Cl. A Wts., Exp. 5/1/05 5                   687           1,047
Cl. B Wts., Exp. 5/1/08 5                 1,145           2,437
----------------------------------------------------------------
Millenium Seacarriers, Inc. Wts.,
Exp. 7/15/05 1,5                          1,500              15
----------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,5       1,000             500
----------------------------------------------------------------
Pathmark Stores, Inc. Wts.,
Exp. 9/19/10 5                           20,000          18,800
----------------------------------------------------------------
Protection One, Inc.
Wts., Exp. 6/30/05 1,5                    1,600              --
----------------------------------------------------------------
Real Time Data Co. Wts.,
Exp. 5/31/04 1,5                        121,440              --
----------------------------------------------------------------
Republic Technologies International
LLC Wts., Exp. 7/15/09 1,5                  500              --
----------------------------------------------------------------
Sterling Chemicals, Inc. Wts.,
Exp. 12/19/08 1,5                           619              --




                      17 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------


                                                   MARKET VALUE
                                          UNITS      SEE NOTE 1
----------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES Continued
Telergy, Inc. Wts., Exp. 9/25/10 1,5      2,019   $          --
----------------------------------------------------------------
Telus Corp. Wts., Exp. 9/15/05 5          1,079           8,816
----------------------------------------------------------------
Transocean, Inc. Wts., Exp. 5/1/09 3,5    1,000         190,125
----------------------------------------------------------------
XO Communications, Inc.:
Cl. A Wts., Exp. 1/16/10 5                5,300          10,335
Cl. B Wts., Exp. 1/16/10 5                3,975           6,758
Cl. C Wts., Exp. 1/16/10 5                3,975           4,373
                                                  --------------
Total Rights, Warrants and
Certificates (Cost $173,416)                            440,187

                                      PRINCIPAL
                                         AMOUNT
----------------------------------------------------------------
STRUCTURED NOTES--6.6%
Bear Stearns Cos., Inc. (The),
High Yield Index Linked Nts.:
5%, 3/11/04                         $ 3,000,000       3,162,600
8.65%, 5/31/04                        3,000,000       3,066,900
----------------------------------------------------------------
JPMorgan Chase Bank,
TRAC-X NA High Yield T3 Credit
Default Swap Bonds, 8%, 3/25/09 3    28,900,000      30,308,875
                                                  --------------
Total Structured Notes (Cost $34,900,000)            36,538,375


                                      PRINCIPAL    MARKET VALUE
                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--14.1% 12
Undivided interest of 4.91% in joint
repurchase agreement (Principal
Amount/Market Value $1,603,898,000, with
a maturity value of $1,603,979,086) with
PaineWebber, Inc., 0.91%, dated
12/31/03, to be repurchased at
$78,700,979 on 1/2/04, collateralized by
Federal Home Loan Mortgage Corp.,
5%--5.50%, 9/1/33--11/1/33, with a value
of $405,980,626 and Federal National
Mortgage Assn., 4.50%, 10/1/33, with a
value of $1,234,398,060
(Cost $78,697,000)                  $78,697,000    $ 78,697,000

----------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $525,931,260)                        98.1%    545,903,542
----------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES             1.9      10,561,839
                                    ----------------------------
NET ASSETS                                100.0%   $556,465,381
                                    ============================





FOOTNOTES TO STATEMENT OF INVESTMENTS
Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
EUR   Euro
GBP   British Pound Sterling

1. Identifies issues considered to be illiquid or restricted. See Note 7 of Notes to Financial Statements.
2. Represents the current interest rate for a variable or increasing rate security.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $105,538,588 or 18.97% of the Fund's net assets as of December 31, 2003.
4. Issue is in default. See Note 1 of Notes to Financial Statements.
5. Non-income producing security.
6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
7. Interest or dividend is paid-in-kind.
8. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.
9. Zero coupon bond reflects effective yield on the date of purchase.
10. Received as the result of issuer reorganization. Currently has minimal market value.
11. Securities with an aggregate market value of $243,100 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
12. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                      18 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  DECEMBER 31, 2003
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (including cost and market value of $78,697,000 in repurchase agreements)
(including securities loaned of approximately $2,143,000) (cost $525,931,260)--see accompanying statement   $ 545,903,542
--------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                              665,365
--------------------------------------------------------------------------------------------------------------------------
Collateral for securities loaned                                                                                2,164,744
--------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                                      8,962,318
Shares of beneficial interest sold                                                                              1,660,275
Futures margins                                                                                                       906
Other                                                                                                               4,827
                                                                                                            --------------
Total assets                                                                                                  559,361,977

--------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Return of collateral for securities loaned                                                                      2,164,744
--------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                                            621,566
Distribution and service plan fees                                                                                 40,110
Shareholder reports                                                                                                29,620
Trustees' compensation                                                                                              3,596
Transfer and shareholder servicing agent fees                                                                       1,664
Other                                                                                                              35,296
                                                                                                            --------------
Total liabilities                                                                                               2,896,596

--------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                  $ 556,465,381
                                                                                                            ==============

--------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Par value of shares of beneficial interest                                                                  $      64,644
--------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                    612,593,582
--------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                              33,660,739
--------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                               (109,833,855)
--------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities denominated
in foreign currencies                                                                                          19,980,271
                                                                                                            --------------
NET ASSETS                                                                                                  $ 556,465,381
                                                                                                            ==============

--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Non-Service shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $480,111,635
and 55,747,289 shares of beneficial interest outstanding)                                                           $8.61
--------------------------------------------------------------------------------------------------------------------------
Service shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $76,353,746
and 8,896,395 shares of beneficial interest outstanding)                                                            $8.58



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      19 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF OPERATIONS  FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                                  $39,300,227
------------------------------------------------------------------------------------------------------
Dividends                                                                                     296,800
------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                         40,956
                                                                                          ------------
Total investment income                                                                    39,637,983

------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                             3,196,862
------------------------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                                            102,739
------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                             10,394
Service shares                                                                                 10,845
------------------------------------------------------------------------------------------------------
Shareholder reports                                                                            48,921
------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                         17,679
------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                     8,998
------------------------------------------------------------------------------------------------------
Other                                                                                          45,981
                                                                                          ------------
Total expenses                                                                              3,442,419
Less reduction to custodian expenses                                                           (2,707)
                                                                                          ------------
Net expenses                                                                                3,439,712


------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                      36,198,271

------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments                                                                                (7,092,371)
Closing of futures contracts                                                                 (142,823)
Foreign currency transactions                                                               3,861,537
                                                                                          ------------
Net realized loss                                                                          (3,373,657)
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                59,477,154
Translation of assets and liabilities denominated in foreign currencies                       892,393
Futures contracts                                                                            (104,277)
                                                                                          ------------
Net change in unrealized appreciation (depreciation)                                       60,265,270

------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      $93,089,884
                                                                                          ============



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      20 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


YEAR ENDED DECEMBER 31,                                                                    2003            2002
----------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                              $ 36,198,271    $ 28,331,405
----------------------------------------------------------------------------------------------------------------
Net realized loss                                                                    (3,373,657)    (54,882,881)
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                 60,265,270      18,653,181
                                                                                   -----------------------------
Net increase (decrease) in net assets resulting from operations                      93,089,884      (7,898,295)

----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Non-Service shares                                                                  (26,819,814)    (35,408,403)
Service shares                                                                       (1,672,018)           (306)

----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                   76,658,765      44,572,082
Service shares                                                                       51,833,851      17,318,687

----------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                                      193,090,668      18,583,765
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 363,374,713     344,790,948
                                                                                   -----------------------------
End of period [including accumulated net investment
income of $33,660,739 and $25,973,552, respectively]                               $556,465,381    $363,374,713
                                                                                   =============================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      21 | OPPENHEIMER HIGH INCOME FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


NON-SERVICE SHARES    YEAR ENDED DECEMBER 31                   2003          2002          2001          2000        1999
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                          $7.51         $8.54         $9.27        $10.72      $11.02
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           .60           .58           .84          1.00        1.01
Net realized and unrealized gain (loss)                        1.09          (.76)         (.62)        (1.36)       (.55)
                                                              -------------------------------------------------------------
Total from investment operations                               1.69          (.18)          .22          (.36)        .46
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.59)         (.85)         (.95)        (1.09)       (.76)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $8.61         $7.51         $8.54        $ 9.27      $10.72
                                                              =============================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                            23.96%        (2.40)%        1.97%        (3.74)%      4.29%

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                   $480,112      $345,670      $344,788      $333,533    $340,829
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $396,858      $335,894      $347,723      $329,260    $340,519
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                          8.31%         8.29%         9.94%        10.47%       9.61%
Total expenses                                                 0.76% 3       0.77% 3       0.79% 3       0.79% 3     0.75% 3
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          48%           75%           46%           31%         33%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      22 | OPPENHEIMER HIGH INCOME FUND/VA

SERVICE SHARES    YEAR ENDED DECEMBER 31                   2003         2002          2001 1
--------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                      $7.49       $ 8.54         $8.40
--------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .61          .88           .20
Net realized and unrealized gain (loss)                    1.06        (1.08)         (.06)
                                                          ----------------------------------
Total from investment operations                           1.67         (.20)          .14
--------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.58)        (.85)           --
--------------------------------------------------------------------------------------------
Net asset value, end of period                            $8.58       $ 7.49         $8.54
                                                          ==================================

--------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        23.79%       (2.67)%        1.67%

--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                $76,354      $17,705            $3
--------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $41,246      $ 5,602            $2
--------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      7.84%        8.91%        12.51%
Total expenses                                             1.04% 4      1.02% 4,5     0.96% 4
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                      48%          75%           46%



1. For the period from September 18, 2001 (inception of offering) to December 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       23 |OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer High Income Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income from investment in high-yield fixed-income securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).
     The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class.
     The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in foreign currency-linked structured notes whose market values and redemption prices are linked to foreign currency exchange rates. The Fund also invests in "index-linked" notes whose principal and/or interest payments depend on the performance of an underlying index. The structured notes are leveraged, increasing the volatility of each note's market value relative to the change in the underlying foreign currency exchange rate or underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of December 31, 2003, the market value of these securities comprised 6.6% of the Fund's net assets and resulted in unrealized gains of $1,638,375. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2003, securities with an aggregate market value of $10,090,218, representing 1.81% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.


                       24 |OPPENHEIMER HIGH INCOME FUND/VA

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.
                                                                NET UNREALIZED
                                                                  APPRECIATION
                                                              BASED ON COST OF
                                                                SECURITIES AND
  UNDISTRIBUTED     UNDISTRIBUTED           ACCUMULATED      OTHER INVESTMENTS
  NET INVESTMENT        LONG-TERM                  LOSS     FOR FEDERAL INCOME
  INCOME                     GAIN    CARRYFORWARD 1,2,3           TAX PURPOSES
  ----------------------------------------------------------------------------
  $34,835,883                 $--          $107,217,947            $17,364,325

1. As of December 31, 2003, the Fund had $107,195,065 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2003, details of the capital loss carryforwards were as follows:

                              EXPIRING
                              -------------------------
                              2006         $  3,401,577
                              2007            4,933,260
                              2008           11,572,833
                              2009           22,696,701
                              2010           56,061,391
                              2011            8,529,303
                                           ------------
                              Total        $107,195,065
                                           ============

2. During the fiscal years ended December 31, 2003 and December 31, 2002, the Fund did not utilize any capital loss carryforwards.
3. As of December 31, 2003, the Fund had $22,882 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2012.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2003. Net assets of the Fund were unaffected by the reclassifications.



                      25 | OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  CONTINUED
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                 REDUCTION TO                      REDUCTION TO
                 ACCUMULATED NET       ACCUMULATED NET REALIZED
                 INVESTMENT INCOME          LOSS ON INVESTMENTS
                 ----------------------------------------------
                 $19,252                                $19,252

The tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002 was as follows:

                                           YEAR ENDED              YEAR ENDED
                                    DECEMBER 31, 2003       DECEMBER 31, 2002
    -------------------------------------------------------------------------
    Distributions paid from:
    Ordinary income                       $28,491,832             $35,408,709

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities             $528,541,326
                 Federal tax cost of other investments           782,016
                                                            ------------
                 Total federal tax cost                     $529,323,342
                                                            ============

                 Gross unrealized appreciation              $ 42,939,083
                 Gross unrealized depreciation               (25,574,758)
                                                            ------------
                 Net unrealized appreciation                $ 17,364,325
                                                            ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



                      26 | OPPENHEIMER HIGH INCOME FUND/VA

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                              YEAR ENDED DECEMBER 31, 2003          YEAR ENDED DECEMBER 31, 2002
                                                  SHARES            AMOUNT              SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                          28,774,062     $ 229,684,313          22,935,486     $ 176,263,288
Dividends and/or distributions reinvested      3,719,807        26,819,814           4,568,826        35,408,403
Redeemed                                     (22,801,608)     (179,845,362)        (21,816,082)     (167,099,609)
                                             --------------------------------------------------------------------
Net increase                                   9,692,261     $  76,658,765           5,688,230     $  44,572,082
                                             ====================================================================

-----------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                          13,073,333     $ 104,602,083           2,741,181     $  20,012,961
Dividends and/or distributions reinvested        232,224         1,672,018                  39               306
Redeemed                                      (6,772,325)      (54,440,250)           (378,418)       (2,694,580)
                                             --------------------------------------------------------------------
Net increase                                   6,533,232     $  51,833,851           2,362,802     $  17,318,687
                                             ====================================================================



--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2003, were $259,809,157 and $176,211,604, respectively.


--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% on the next $200 million and 0.50% of average annual net assets over $1 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2003, the Fund paid $20,025 to OFS for services to the Fund.
   Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Fund. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of the Service shares of the Fund. Fees incurred by the Fund under the plan are detailed in the Statement of Investments.



                      27 | OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  CONTINUED
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
   The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
   The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
   As of December 31, 2003, the Fund had no outstanding foreign currency contracts.


--------------------------------------------------------------------------------
6. FUTURES CONTRACTS
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or protection from changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
   The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
   Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.
   Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.
   Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2003, the Fund had outstanding futures contracts as follows:

                            EXPIRATION    NUMBER OF      VALUATION AS OF    UNREALIZED
CONTRACT DESCRIPTION             DATES    CONTRACTS    DECEMBER 31, 2003  APPRECIATION
---------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Treasury Nts., 5 yr.      3/22/04            6             $669,750        $3,681
U.S. Treasury Nts., 10 yr.     3/22/04            1              112,266         2,199
                                                                                ------
                                                                                $5,880
                                                                                ======


                      28 | OPPENHEIMER HIGH INCOME FUND/VA

--------------------------------------------------------------------------------
7. ILLIQUID OR RESTRICTED SECURITIES
As of December 31, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2003 was $41,523,423, which represents 7.50% of the Fund's net assets, of which zero is considered restricted. Information concerning restricted securities is as follows:

                                ACQUISITION                 VALUATION AS OF      UNREALIZED
SECURITY                              DATES       COST    DECEMBER 31, 2003    DEPRECIATION
-------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Geotek Communications, Inc.,
Liquidating Trust                    4/6/00     $   --                  $--          $   --
Real Time Data Co. Wts.             6/30/99      1,214                   --           1,214


--------------------------------------------------------------------------------
8. SECURITIES LENDING
The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. As of December 31, 2003, the Fund had on loan securities valued at approximately $2,143,000. Cash of $2,164,744 was received as collateral for the loans, and has been invested in approved instruments.


--------------------------------------------------------------------------------
9. BORROWING AND LENDING ARRANGEMENTS
The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
   The Fund had no interfund borrowings or loans outstanding during the year ended or at December 31, 2003.


                      29 | OPPENHEIMER HIGH INCOME FUND/VA

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER HIGH INCOME FUND/VA:
We have audited the accompanying statement of assets and liabilities of Oppenheimer High Income Fund/VA, a series of Oppenheimer Variable Account Funds, including the statement of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer High Income Fund/VA as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.




DELOITTE & TOUCHE LLP

Denver, Colorado
February 12, 2004


                      30 | OPPENHEIMER HIGH INCOME FUND/VA

FEDERAL INCOME TAX INFORMATION  UNAUDITED
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
In early 2004, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
   Dividends of $0.5855 and $0.5808 per share were paid to Non-Service and Service shareholders, respectively, on March 14, 2003, all of which was designated as ordinary income for federal income tax purposes.
   Dividends, if any, paid by the Fund during the fiscal year ended December 31, 2003 which are not designated as capital gain distributions should be multiplied by 0.16% to arrive at the amount eligible for the corporate dividend-received deduction.
   The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.



PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


                      31 | OPPENHEIMER HIGH INCOME FUND/VA

TRUSTEES AND OFFICERS  UNAUDITED
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE;
FUND, LENGTH OF SERVICE, AGE       NUMBER OF FUNDS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE

INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, CO
TRUSTEES                           80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER RESIGNATION,
                                   RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,              Chairman of the following private mortgage banking companies: Cherry Creek Mortgage Company
Chairman of the Board              (since 1991), Centennial State Mortgage Company (since 1994), The El Paso Mortgage Company
(since 2003) and                   (since 1993), Transland Financial Services, Inc. (since 1997); Chairman of the following
Trustee (since 1999)               private companies: Great Frontier Insurance (insurance agency) (since 1995), Ambassador Media
Age: 66                            Corporation and Broadway Ventures (since 1984); a director of the following public companies:
                                   Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992) and
                                   UNUMProvident (insurance company) (since 1991). Mr. Armstrong is also a Director/Trustee of
                                   Campus Crusade for Christ and the Bradley Foundation. Formerly a director of the following:
                                   Storage Technology Corporation (a publicly-held computer equipment company) (1991-February
                                   2003), and International Family Entertainment (television channel) (1992-1997), Frontier Real
                                   Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); a U.S. Senator (January 1979-January 1991). Oversees 38
                                   portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                    Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Trustee (since 1993)               equity funds) (until February 2001); Chairman, President and Chief Executive Officer of A.G.
Age: 72                            Edwards Capital, Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and
                                   Vice Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary) (until March
                                   1999); Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor)
                                   (until March 1999); and a Director (until March 2000) of A.G. Edwards & Sons and A.G. Edwards
                                   Trust Company. Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                   Formerly (until April 1999): Senior Vice President (from September 1987) and Treasurer (from
Trustee (since 1997)               March 1985) of OppenheimerFunds, Inc. (the Manager); Vice President (from June 1983) and
Age: 67                            Treasurer (since March 1985) of OppenheimerFunds Distributor, Inc. (a subsidiary of the
                                   Manager); Senior Vice President (since February 1992), Treasurer (since July 1991) Assistant
                                   Secretary and a director (since December 1991) of Centennial Asset Management Corporation; Vice
                                   President (since October 1989) and Treasurer (since April 1986) of HarbourView Asset Management
                                   Corporation (an investment advisory subsidiary of the Manager); President, Treasurer and a director (June 1989-January 1990) of Centennial Capital Corporation (an investment advisory subsidiary of the Manager); Vice President and Treasurer (since August 1978) and Secretary
                                   (since April 1981) of Shareholder Services, Inc. (a transfer agent subsidiary of the Manager);
                                   Vice President, Treasurer and Secretary (since November 1989) of Shareholder Financial
                                   Services, Inc. (a transfer agent subsidiary of the Manager); Assistant Treasurer (since March
                                   1998) of Oppenheimer Acquisition Corp. (the Manager's parent corporation); Treasurer (since
                                   November 1989) of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                   Manager); Vice President and Treasurer (since July 1996) of Oppenheimer Real Asset Management,
                                   Inc. (an investment advisory subsidiary of the Manager); Chief Executive Officer and director
                                   (since March 1996) of MultiSource Services, Inc. (a broker-dealer subsidiary of the Manager);
                                   Treasurer (since October 1997) of OppenheimerFunds International Ltd. and OppenheimerFunds plc
                                   (offshore fund management subsidiaries of the Manager). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

EDWARD L. CAMERON,                 A member of The Life Guard of Mount Vernon, George Washington's home (since June 2000).
Trustee (since 1999)               Formerly (March 2001 - May 2002) Director of Genetic ID, Inc. and its subsidiaries (a privately
Age: 65                            held biotech company); a partner with PricewaterhouseCoopers LLP (from 1974-1999) (an accounting firm) and Chairman (from 1994-1998), Price Waterhouse LLP Global Investment
                                   Management Industry Services Group. Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                     Chairman and Director (since 1998) of Rocky Mountain Elk Foundation (a not-for-profit
Trustee (since 1990)               foundation); and a director (since October 1999) of P.R. Pharmaceuticals (a privately held
Age: 61                            company) and UNUMProvident (an insurance company) (since June 1, 2002). Formerly Chairman and a director (until October 1996) and President and Chief Executive Officer (until October 1995) of the Manager; President, Chief Executive Officer and a director of Oppenheimer Acquisition
                                   Corp., Shareholders Services Inc. and Shareholder Financial Services, Inc. (until October
                                   1995). Oversees 38 portfolios in the OppenheimerFunds complex.







                      32 | OPPENHEIMER HIGH INCOME FUND/VA

SAM FREEDMAN,                      Director of Colorado Uplift (a non-profit charity) (since September 1984). Formerly (until
Trustee (since 1996)               October 1994) Mr. Freedman held several positions in subsidiary or affiliated companies of the
Age: 63                            Manager. Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,               Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund
Trustee (since 2002)               (open-end investment companies); Director of MML Services (since April 1987) and America Funds
Age: 57                            Emerging Markets Growth Fund (since October 1991) (both are investment companies), The
                                   California Endowment (a philanthropy organization) (since April 2002), and Community Hospital of Monterey Peninsula, (since February 2002); a trustee (since February 2000) of Monterey
                                   International Studies (an educational organization), and an advisor to Unilever (Holland)'s pension fund and to Credit Suisse First Boston's Sprout venture capital unit. Mrs. Hamilton also is a member of the investment committees of the Rockefeller Foundation, the University of
                                   Michigan and Hartford Hospital. Formerly, President (February 1991-April 2000) ARCO Investment
                                   Management Company. Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                  Chairman and CEO (since 2003) of Steele Street State Bank (a commercial banking entity);
Trustee (since 2002)               Director (since 2001) of Jones Knowledge, Inc. (a privately held company), U.S. Exploration,
Age: 59                            Inc., (since 1997), Colorado UpLIFT (a non-profit organization) (since 1986) and a trustee of the Gallagher Family Foundation (non-profit organization) (since 2000). Formerly, Chairman of
                                   U.S. Bank (a subsidiary of U.S. Bancorp and formerly Colorado National Bank,) (July 1996-April
                                   1, 1999) and a director of Commercial Assets, Inc. (a REIT) (1993-2000). Oversees 37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,          Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund
Trustee (since 2000)               (open-end investment companies); Trustee (since 1987), Chairman of the Board (since 2003) and
Age: 61                            Chairman of the investment committee (since 1994) for the Worcester Polytech Institute;
                                   President and Treasurer (since January 1999) of the SIS Fund (a private not for profit charitable fund); Trustee (since 1995) of the Springfield Library and Museum Association;
                                   Trustee (since 1996) of the Community Music School of Springfield. Formerly, member of the investment committee of the Community Foundation of Western Massachusetts (1998 - 2003);
                                   Chairman (January 1999-July 1999) of SIS & Family Bank, F.S.B. (formerly SIS Bank); President,
                                   Chief Executive Officer and Director (May 1993-December 1998) of SIS Bankcorp, Inc. and SIS
                                   Bank (formerly Springfield Institution for Savings) and Executive Vice President (January
                                   1999-July 1999) of Peoples Heritage Financial Group, Inc. Oversees 38 portfolios in the
                                   OppenheimerFunds complex.


------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
AND OFFICER                        NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH
                                   OR REMOVAL.



JOHN V. MURPHY,                    Chairman, Chief Executive Officer and director (since June 2001) and President (since September
President and Trustee              2000) of the Manager; President and a director or trustee of other Oppenheimer funds; President
(since 2001)                       and a director (since July 2001) of Oppenheimer Acquisition Corp. and of Oppenheimer
Age: 54                            Partnership Holdings, Inc.; a director (since November 2001) of OppenheimerFunds Distributor,
                                   Inc.; Chairman and a director (since July 2001) of Shareholder Services, Inc. and of
                                   Shareholder Financial Services, Inc.; President and a director (since July 2001) of
                                   OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.: OFI
                                   Institutional Asset Management, Inc. and Centennial Asset Management Corporation (since
                                   November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc.
                                   (since July 2001); President (since November 1, 2001) and a director (since July 2001) of
                                   Oppenheimer Real Asset Management, Inc.; a director (since November 2001) of Trinity Investment
                                   Management Corp. and Tremont Advisers, Inc. (investment advisory affiliates of the Manager);
                                   Executive Vice President (since February 1997) of Massachusetts Mutual Life Insurance Company
                                   (the Manager's parent company); a director (since June 1995) of DLB Acquisition Corporation (a holding company that owns shares of David L. Babson & Company, Inc.); formerly, Chief Operating
                                   Officer (September 2000-June 2001) of the Manager; President and trustee (November
                                   1999-November 2001) of MML Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life Insurance Company;
                                   President, Chief Executive Officer and director (September 1999-August 2000) of MML Bay State
                                   Life Insurance Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia
                                   Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 72 portfolios as a
                                   Trustee/Officer and 10 portfolios as an Officer in the OppenheimerFunds complex.






                      33 | OPPENHEIMER HIGH INCOME FUND/VA

TRUSTEES AND OFFICERS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
OFFICERS                           THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. STEINMETZ,
                                   KOURKOULAKOS AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NY 10281-1008,
                                   FOR MR. WIXTED, 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN
                                   ANNUAL TERM OR UNTIL HIS OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.

ARTHUR P. STEINMETZ,               Senior Vice President of the Manager (since March 1993) and of HarbourView Asset Management
Vice President and Portfolio       Corporation (since March 2000); an officer of 6 portfolios in the OppenheimerFunds complex.
Manager (since 2003)
Age: 45

DIMITRIOS KOURKOULAKOS,            Vice President of the Manager (since December 2001); an officer of 3 portfolios in the
Vice President and Portfolio       OppenheimerFunds complex; formerly a High Yield Analyst (1998 - 2001) and a Securities Analyst
Manager (since 2002)               (1995 - 1998) of the Manager.
Age: 37

BRIAN W. WIXTED,                   Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer (since March
Treasurer (since 1999)             1999) of HarbourView Asset Management Corporation, Shareholder Services, Inc., Oppenheimer Real
Age: 44                            Asset Management Corporation, Shareholder Financial Services, Inc., Oppenheimer Partnership
                                   Holdings, Inc., OFI Private Investments, Inc. (since March 2000), OppenheimerFunds
                                   International Ltd. and OppenheimerFunds plc (offshore fund management subsidiaries of the
                                   Manager) (since May 2000) and OFI Institutional Asset Management, Inc. (since November 2000);
                                   Treasurer and Chief Financial Officer (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of Oppenheimer Acquisition
                                   Corp. and OppenheimerFunds Legacy Program (since April 2000); formerly Principal and Chief
                                   Operating Officer (March 1995-March 1999), Bankers Trust Company-Mutual Fund Services Division.
                                   An officer of 82 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since February 2002) of the
Vice President and Secretary       Manager; General Counsel and a director (since November 2001) of OppenheimerFunds Distributor,
(since 2001)                       Inc.; Senior Vice President and General Counsel (since November 2001) of HarbourView Asset
Age: 55                            Management Corporation; Vice President and a director (since November 2000) of Oppenheimer
                                   Partnership Holdings, Inc.; Senior Vice President, General Counsel and a director (since
                                   November 2001) of Shareholder Services, Inc., Shareholder Financial Services, Inc., OFI Private
                                   Investments, Inc., OFI Trust Company and OFI Institutional Asset Management, Inc.; General
                                   Counsel (since November 2001) of Centennial Asset Management Corporation; a director (since
                                   November 2001) of Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director
                                   (since November 2001) of OppenheimerFunds International Ltd.; Vice President (since November
                                   2001) of OppenheimerFunds Legacy Program; Secretary (since November 2001) of Oppenheimer
                                   Acquisition Corp.; formerly Senior Vice President (May 1985-January 2004), Acting General
                                   Counsel (November 2001-February 2002) and Associate General Counsel (May 1981-October 2001) of
                                   the Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985-November 2001),
                                   Shareholder Financial Services, Inc. (November 1989-November 2001); OppenheimerFunds
                                   International Ltd. And OppenheimerFunds plc (October 1997-November 2001). An officer of 82 portfolios in the OppenheimerFunds complex.


THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.



                      34 | OPPENHEIMER HIGH INCOME FUND/VA

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Fund has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)      Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $16,500 in fiscal 2003 and $15,500 in fiscal 2002.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $75,000 in fiscal 2003 and $65,000 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $11,600 in fiscal 2003 and $6,500 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $0 in fiscal 2003 and $3,500 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include services provided to the registrant's Board of Trustees with respect to the annual renewal of the registrant's investment advisory agreement.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

         (f)  Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed $86,600 in fiscal 2003 and $75,000 in fiscal 2002 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         Not applicable for fiscal periods ending December 31, 2003.

ITEM 10.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of December 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)